UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.819945.106

AFR-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 75.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (e)	$ 14,500	$ 14,409
Sequa Corp. term loan 3.5003% 12/3/14 (e)	49,990	49,178
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.4365% 9/30/16 (e)	18,109	18,155
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	73,789	73,881
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (e)	11,400	11,400
		167,023
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (e)	3,990	3,890
Northwest Airlines Corp. Tranche B, term loan 3.75% 12/22/13 (e)	3,143	3,064
United Air Lines, Inc. Tranche B, term loan 2.1875% 2/1/14 (e)	13,777	13,122
US Airways Group, Inc. term loan 2.6873% 3/23/14 (e)	34,230	30,893
		50,969
Automotive - 3.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	16,000	15,520
Delphi Corp.:
Tranche A, term loan 2.9375% 3/31/16 (e)	25,888	25,888
Tranche B, term loan 3.5% 3/31/17 (e)	57,636	57,924
Federal-Mogul Corp.:
Tranche B, term loan 2.1275% 12/27/14 (e)	51,110	48,555
Tranche C, term loan 2.1275% 12/27/15 (e)	26,077	24,642
Ford Motor Co.:
term loan 2.94% 12/15/13 (e)	79,382	79,333
Tranche B 2LN, term loan 2.94% 12/15/13 (e)	7,149	7,145
Tenneco, Inc.:
Credit-Linked Deposit 5.1851% 3/16/14 (e)	15,750	15,789
Tranche B, term loan 4.9958% 6/3/16 (e)	11,880	11,910
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (e)	67,500	64,969
United Components, Inc. Tranche B, term loan 5.5% 7/26/17 (e)	6,363	6,419
		358,094
Broadcasting - 4.8%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (e)	31,565	31,486
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Citadel Broadcasting Corp. Tranche B, term loan 4.25% 12/30/16 (e)	$ 9,912	$ 9,912
Clear Channel Capital I LLC Tranche B, term loan 3.8373% 1/29/16 (e)	57,285	47,404
Clear Channel Communications, Inc. Tranche A, term loan 3.5873% 7/30/14 (e)	2,892	2,596
Gray Television, Inc. Tranche B, term loan 3.69% 12/31/14 (e)	2,357	2,298
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	8,331	8,289
Raycom Media, Inc. Tranche B, term loan 4.5% 5/31/17 (e)	5,000	4,988
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (e)	4,888	4,888
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	54,262	54,262
Univision Communications, Inc.:
term loan 4.4373% 3/31/17 (e)	128,205	121,154
Tranche 1LN, term loan 2.1873% 9/29/14 (e)	83,476	79,511
VNU, Inc.:
term loan 2.1858% 8/9/13 (e)	81,169	79,951
Tranche B, term loan 3.9358% 5/1/16 (e)	44,590	44,645
Tranche C, term loan 3.4358% 5/1/16 (e)	91,492	91,148
		582,532
Building Materials - 0.5%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	16,314	16,233
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (e)	21,835	21,890
Tranche 2 LN, term loan 9% 10/28/17 (e)	3,540	3,620
Nortek, Inc. Tranche B, term loan 5.2504% 4/26/17 (e)	14,648	14,612
		56,355
Cable TV - 4.6%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 4% 3/8/16 (e)	2,726	2,726
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	42,785	42,785
CCO Holdings, LLC Tranche 3LN, term loan 2.6873% 9/6/14 (e)	41,347	40,107
Cequel Communications LLC Tranche 1LN, term loan 2.1851% 11/5/13 (e)	57,287	56,285
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	216	216
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Charter Communications Operating LLC: - continued
Tranche B 1LN, term loan 2.19% 3/6/14 (e)	$ 9,221	$ 9,221
Tranche C, term loan 3.5% 9/6/16 (e)	159,851	158,461
CSC Holdings, Inc.:
Tranche B, term loan 1.9373% 3/31/13 (e)	28,772	28,738
Tranche B2, term loan 3.4373% 3/29/16 (e)	24,773	24,525
Tranche B3, term loan 3.1873% 3/29/16 (e)	69,162	68,042
Insight Midwest Holdings LLC Tranche B, term loan 1.9615% 4/6/14 (e)	26,641	26,375
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	18,810	18,575
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (e)	2,948	2,925
Tranche E, term loan 4.5% 10/23/17 (e)	5,940	5,881
NDS Group PLC Tranche B, term loan 4% 3/10/18 (e)	26,933	26,562
UPC Broadband Holding BV:
Tranche N1, term loan 1.9356% 12/31/14 (e)	5,000	4,975
Tranche T, term loan 3.6856% 12/31/16 (e)	11,448	11,391
Tranche X, term loan 3.6856% 12/31/17 (e)	21,942	21,888
WideOpenWest Finance LLC Tranche A, term loan 6.686% 6/28/14 (e)	2,967	2,971
		552,649
Capital Goods - 1.0%
Manitowoc Co., Inc. Tranche B, term loan 4.25% 11/13/17 (e)	5,500	5,521
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (e)	7,935	7,955
Rexnord Corp.:
Tranche B A0, term loan 2.4375% 7/19/13 (e)	3,300	3,267
Tranche B, term loan 2.7686% 7/19/13 (e)	12,325	12,209
Sensus Metering Systems, Inc. 1st Lien, term loan 4.75% 5/9/17 (e)	4,988	4,988
SRAM LLC. Tranche B 1LN, term loan 4.7665% 6/7/18 (e)	6,000	5,993
Terex Corp. Tranche B, term loan 0% 4/28/17 (e)	6,000	6,015
Tomkins PLC:
Tranche A, term loan 4.25% 9/21/15 (e)	5,624	5,624
Tranche B, term loan 4.25% 9/21/16 (e)	65,184	65,184
		116,756
Chemicals - 3.6%
Arizona Chemical term loan 4.75% 11/19/16 (e)	7,158	7,167
Ashland, Inc. Tranche B, term loan 0% 7/12/18 (e)	35,000	35,000
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.6856% 4/2/13 (e)	$ 51,781	$ 51,263
Tranche C, term loan 3.2458% 10/31/16 (e)	35,000	35,088
Chemtura Corp. term loan 5.5% 8/27/16 (e)	20,000	20,000
General Chemical Corp. Tranche B, term loan 5.0016% 10/6/15 (e)	4,870	4,888
Hexion Specialty Chemicals, Inc. term loan 2.5% 5/5/13 (e)	2,974	2,907
Huntsman International LLC:
Tranche B, term loan:
1.7175% 4/19/14 (e)	36,097	34,653
2.7193% 4/19/17 (e)	10,000	9,675
Tranche C, term loan 2.458% 6/30/16 (e)	2,000	1,950
INEOS US Finance:
Tranche B 2LN, term loan 8.501% 12/16/13 (e)	11,122	11,484
Tranche C 2LN, term loan 9.001% 12/16/14 (e)	12,294	12,694
MacDermid, Inc. Tranche B, term loan 2.1873% 4/12/14 (e)	1,824	1,810
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.4958% 5/15/14 (e)	8,676	8,621
Tranche 2LN, term loan 5.9958% 11/18/14 (e)	3,000	2,985
Momentive Performance Materials, Inc. Tranche B1, term loan 3.6875% 5/15/15 (e)	28,783	28,280
Nalco Co.:
Tranche B 1LN, term loan 4.5% 10/5/17 (e)	20,389	20,312
Tranche C, term loan 1.9958% 5/13/16 (e)	3,965	3,945
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 5/31/17 (e)	5,970	5,992
Polypore, Inc. Tranche B, term loan 2.19% 7/3/14 (e)	7,828	7,769
Rockwood Specialties Group, Inc. Tranche B, term loan 3.75% 2/10/18 (e)	33,601	33,727
Solutia, Inc. Tranche B, term loan 3.5% 8/1/17 (e)	45,229	45,172
Styron Corp. Tranche B, term loan 6% 8/2/17 (e)	27,860	27,860
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (e)	11,940	12,044
Univar NV Tranche B, term loan 5% 6/30/17 (e)	13,930	13,895
		439,181
Consumer Products - 2.2%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	3,970	3,985
Earthbound Holdings III LLC Tranche B, term loan 5.5% 12/21/16 (e)	6,965	6,965
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Jarden Corp. Tranche B, term loan 3.2458% 3/31/18 (e)	$ 22,394	$ 22,450
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	37,817	37,628
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (e)	16,000	16,000
Reynolds Consumer Products Holdings, Inc.:
Tranche C, term loan 0% 8/1/18 (e)	64,830	64,344
Tranche E, term loan 4.25% 2/9/18 (e)	96,329	95,727
Spectrum Brands, Inc. Tranche B, term loan 5% 6/17/16 (e)	7,205	7,250
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	6,955	6,912
Weight Watchers International, Inc. Tranche B, term loan 1.5% 1/26/14 (e)	1,852	1,845
		263,106
Containers - 0.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	20,513	20,513
Tranche 2LN, term loan 10% 9/2/16 (e)	9,500	9,559
Berry Plastics Holding Corp. Tranche C, term loan 2.2608% 4/3/15 (e)	7,849	7,378
BWAY Holding Co. Tranche B, term loan 4.5025% 2/23/18 (e)	10,557	10,557
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (e)	1,975	1,975
Graham Packaging Holdings Co. term loan 6% 9/23/16 (e)	18,872	18,872
		68,854
Diversified Financial Services - 1.6%
Booz Allen & Hamilton, Inc. Tranche B, term loan 4% 8/3/17 (e)	8,858	8,869
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (e)	19,011	19,058
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (e)	9,790	9,766
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (e)	29,925	29,925
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	19,763	19,813
Tranche 2LN, term loan 7% 3/17/16 (e)	14,165	14,306
MSCI, Inc. Tranche B 1LN, term loan 3.75% 3/14/17 (e)	33,336	33,420
Nuveen Investments, Inc. term loan:
3.2487% 11/13/14 (e)	13,015	12,755
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Nuveen Investments, Inc. term loan: - continued
5.7491% 5/31/17 (e)	$ 5,028	$ 5,016
RBS WorldPay Tranche B, term loan 5.25% 10/13/17 (e)	10,000	9,988
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (e)	28,734	28,734
		191,650
Diversified Media - 0.2%
Advanstar, Inc. Tranche 1LN, term loan 2.5% 5/31/14 (e)	1,984	1,568
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (e)	16,898	16,982
		18,550
Electric Utilities - 4.8%
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 4.01% 8/23/13 (e)	4,000	3,720
BRSP LLC term loan 7.5% 6/24/14 (e)	12,954	12,954
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (e)	9,000	8,888
Tranche B, term loan 4.5% 4/1/18 (e)	83,790	82,743
Covanta Energy Corp.:
Credit-Linked Deposit 1.7458% 2/9/14 (e)	4,658	4,594
term loan 1.7535% 2/9/14 (e)	9,060	8,935
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 3.94% 4/2/13 (e)	101,326	100,060
Tranche B, term loan 3.94% 4/2/13 (e)	7,528	7,434
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (e)	48,657	48,536
MACH Gen LLC Credit-Linked Deposit 2.307% 2/22/13 (e)	182	169
Nebraska Energy, Inc.:
Tranche 2LN, term loan 4.75% 5/1/14 (e)	6,000	5,580
Tranche B 1LN, term loan 2.75% 11/1/13 (e)	12,171	11,928
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.69% 5/8/15 (e)	556	550
Tranche DD, term loan 3.69% 5/8/15 (e)	2,224	2,202
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (e)	78,000	77,903
NSG Holdings LLC:
Credit-Linked Deposit 1.747% 6/15/14 (e)	247	240
Tranche B, term loan 1.747% 6/15/14 (e)	603	585
Puget Energy, Inc. term loan 2.1873% 2/6/14 (e)	7,397	7,370
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.2458% 12/15/13 (e)	$ 3,137	$ 3,106
revolver loan 2.2458% 12/15/11 (e)	793	785
Tranche 1LN, term loan 2.2458% 12/15/13 (e)	6,663	6,597
Tranche 2LN, term loan 4.4958% 12/15/14 (e)	30,143	28,937
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.6858% 10/10/14 (e)	117,117	92,669
4.7282% 10/10/17 (e)	6,000	4,493
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	66,528	66,362
		587,340
Energy - 0.3%
Alon USA, Inc. term loan 2.4839% 8/4/13 (e)	1,847	1,718
CCS, Inc. Tranche B, term loan 3.2458% 11/14/14 (e)	4,974	4,748
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	1,136	1,147
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (e)	13,202	13,153
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (e)	11,000	11,000
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	8,880	8,880
		40,646
Entertainment/Film - 0.3%
Cinemark USA, Inc. Tranche B-2, term loan 0% 4/30/16 (e)	3,000	3,011
Regal Cinemas Corp. Tranche B, term loan 3.4958% 8/23/17 (e)	28,345	28,345
		31,356
Environmental - 0.1%
Darling International, Inc. Tranche B, term loan 5% 12/17/16 (e)	1,455	1,459
EnergySolutions, Inc. term loan 6.25% 8/13/16 (e)	2,928	2,942
Synagro Technologies, Inc. Tranche 1LN, term loan 2.19% 3/30/14 (e)	406	365
Waste Industries USA, Inc. Tranche B, term loan 4.75% 3/17/17 (e)	4,988	5,000
		9,766
Food & Drug Retail - 0.9%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	38,808	38,711
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (e)	$ 19,719	$ 19,325
Tranche ABL, term loan 1.94% 6/4/14 (e)	19,621	18,640
SUPERVALU, Inc.:
Tranche B 3LN, term loan 4.5% 4/29/18 (e)	26,558	26,127
Tranche B2, term loan 3.4373% 10/5/15 (e)	6,148	6,079
		108,882
Food/Beverage/Tobacco - 1.2%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5018% 2/11/16 (e)	7,476	7,495
Constellation Brands, Inc.:
Tranche B, term loan 1.6875% 6/5/13 (e)	19,959	19,909
Tranche B, term loan 2.9375% 6/5/15 (e)	7,994	8,014
Dean Foods Co. Tranche B, term loan:
3.5% 4/2/16 (e)	24,662	23,799
3.6985% 4/2/17 (e)	11,920	11,682
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (e)	25,000	24,906
Dole Food Co., Inc.:
Tranche B 2LN, term loan 5.0476% 7/8/18 (e)	1,400	1,398
Tranche C 2LN, term loan 5.0598% 7/8/18 (e)	2,600	2,597
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (e)	14,000	13,965
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	20,948	20,895
Pinnacle Foods Finance LLC:
term loan 2.6856% 4/4/14 (e)	3,403	3,369
Tranche D, term loan 6% 4/4/14 (e)	8,325	8,345
		146,374
Gaming - 1.7%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	21,945	21,945
Boyd Gaming Corp. Tranche A, term loan 3.6873% 12/31/15 (e)	2,850	2,743
Choctaw Resort Development Enterprise term loan 8.25% 11/4/11 (e)	1,191	1,143
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 7.5% 1/21/15 (e)	7,425	7,462
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.253% 1/28/15 (e)	6,688	6,044
Tranche B2, term loan 3.23% 1/28/15 (e)	8,890	8,035
Tranche B3, term loan 3.253% 1/28/15 (e)	8,703	7,866
Las Vegas Sands Corp. term loan 2.72% 11/23/15 (e)	6,923	6,706
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Las Vegas Sands LLC:
term loan 1.72% 5/23/14 (e)	$ 7,229	$ 6,976
Tranche B, term loan:
1.72% 5/23/14 (e)	35,399	34,160
2.72% 11/23/16 (e)	8,281	8,022
Tranche I, term loan 2.72% 11/23/16 (e)	1,664	1,612
Motor City Casino Tranche B, term loan 7% 3/1/17 (e)	6,755	6,839
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (e)	19,000	19,000
Venetian Macau Ltd.:
Tranche B, term loan 4.69% 5/26/13 (e)	25,991	25,926
Tranche DD, term loan 4.69% 5/26/12 (e)	17,666	17,622
Venetian Macau US Finance, Inc. Tranche B, term loan 4.69% 5/25/13 (e)	21,334	21,280
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.065% 8/15/13 (e)	2,313	2,290
		205,671
Healthcare - 14.3%
Bausch & Lomb, Inc. term loan:
3.4373% 4/26/15 (e)	16,882	16,777
3.4827% 4/26/15 (e)	70,207	69,768
Biomet, Inc. term loan 3.2301% 3/25/15 (e)	32,606	32,117
Capsugel Holdings US, Inc. Tranche B, term loan 0% 8/1/18 (e)	3,000	3,011
Carestream Health, Inc. term loan 5% 2/25/17 (e)	2,993	2,787
Community Health Systems, Inc.:
term loan 3.754% 1/25/17 (e)	50,905	49,887
Tranche B, term loan 2.504% 7/25/14 (e)	272,697	264,175
Tranche DD, term loan 2.504% 7/25/14 (e)	14,093	13,653
ConvaTec Healthcare ESA Tranche B, term loan 5.75% 12/22/16 (e)	7,960	7,970
DaVita, Inc.:
Tranche A, term loan 2.94% 10/20/15 (e)	39,731	39,433
Tranche B, term loan 4.5% 10/20/16 (e)	84,085	84,190
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	68,000	65,705
Emdeon Business Services term loan 4.5% 11/16/13 (e)	3,970	3,970
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	35,910	35,641
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	45,000	45,056
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.6208% 3/31/13 (e)	$ 51,010	$ 50,566
Fresenius SE:
Tranche D 1LN, term loan 3.5% 9/10/14 (e)	35,730	35,730
Tranche D 2LN, term loan 3.5% 9/10/14 (e)	21,618	21,618
Grifols SA Tranche B, term loan 6% 6/1/17 (e)	42,000	42,158
Hanger Orthopedic Group, Inc. Tranche C, term loan 4% 12/1/16 (e)	9,950	9,925
HCA, Inc.:
Tranche A, term loan 1.4958% 11/17/12 (e)	13,578	13,426
Tranche B, term loan 2.4958% 11/17/13 (e)	321,607	317,182
Tranche B2, term loan 3.4958% 3/31/17 (e)	105,201	102,445
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	19,940	19,541
Health Management Associates, Inc. Tranche B, term loan 1.9958% 2/28/14 (e)	49,776	48,472
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	1,757	1,772
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	60,089	59,489
LifePoint Hospitals, Inc. Tranche B, term loan 3.01% 4/15/15 (e)	22,363	22,307
Mylan, Inc. Tranche B, term loan 3.5% 10/2/14 (e)	10,579	10,619
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (e)	2,721	2,748
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (e)	7,000	6,956
Renal Advantage Holdings, Inc. Tranche B, term loan 5.75% 12/17/16 (e)	18,666	18,736
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (e)	10,000	9,988
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5014% 6/15/14 (e)	3,979	3,870
Tranche 2LN, term loan 6.004% 6/15/15 (e)	3,000	2,933
Tranche B, term loan 4.004% 6/15/14 (e)	4,843	4,825
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (e)	9,875	9,900
Sun Healthcare Group, Inc. Tranche B, term loan 7.5% 10/18/16 (e)	6,767	6,750
Team Health, Inc. Tranche B, term loan 5% 6/29/18 (e)	7,000	6,991
Universal Health Services, Inc.:
term loan 4% 11/15/16 (e)	89,093	89,093
Tranche A, term loan 2.497% 11/15/15 (e)	11,634	11,547
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	$ 24,275	$ 24,275
VWR Funding, Inc. term loan 2.6873% 6/29/14 (e)	34,573	33,709
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (e)	11,970	11,970
		1,733,681
Homebuilders/Real Estate - 1.5%
Capital Automotive LP term loan 5% 3/11/17 (e)	17,708	17,708
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.1858% 11/9/15 (e)	7,400	7,382
Tranche B, term loan 3.4358% 11/9/16 (e)	24,190	24,190
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.25% 3/4/18 (e)(h)	41,010	40,549
Tranche D, term loan 3.6851% 9/4/19 (e)	23,000	22,741
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,683	3,674
Realogy Corp.:
Credit-Linked Deposit 3.1856% 10/10/13 (e)	5,913	5,618
Tranche B, term loan 3.2683% 10/10/13 (e)	48,755	46,318
Tranche DD, term loan 3.2683% 10/10/13 (e)	12,260	11,647
		179,827
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (e)	11,528	11,586
USI Holdings Corp. Tranche B, term loan 2.69% 5/4/14 (e)	6,943	6,770
		18,356
Leisure - 0.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	2,965	2,943
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (e)	13,487	13,487
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	37,831	37,691
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (e)	12,675	12,707
		66,828
Metals/Mining - 2.1%
American Rock Salt Co. LLC Tranche B, term loan 5.5% 4/25/17 (e)	5,985	5,985
Compass Minerals:
Tranche B, term loan 1.69% 12/22/12 (e)	1,974	1,969
Tranche C, term loan 2.94% 1/15/16 (e)	11,868	11,898
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	$ 9,510	$ 9,546
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (e)	81,637	81,637
Oxbow Carbon LLC Tranche B 1LN, term loan 3.7426% 5/8/16 (e)	15,477	15,400
SunCoke Energy, Inc. Tranche B, term loan 4% 7/20/18 (e)	11,330	11,330
Walter Energy, Inc.:
Tranche A, term loan 3.2353% 4/1/16 (e)	10,913	10,872
Tranche B, term loan 4% 4/1/18 (e)	106,528	106,395
		255,032
Paper - 1.4%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.2502% 12/20/12 (e)	44,554	44,526
Tranche B, term loan 2.2458% 12/20/12 (e)	14,041	14,032
Tranche C, term loan 3.4985% 12/23/14 (e)	13,958	13,949
Graphic Packaging International, Inc.:
Tranche B, term loan 2.2271% 5/16/14 (e)	14,643	14,479
Tranche C, term loan 2.9854% 5/16/14 (e)	10,949	10,908
Rock-Tenn Co.:
Tranche A, term loan 2.19% 5/27/16 (e)	16,000	15,940
Tranche B, term loan 3.5% 5/27/18 (e)	55,695	55,765
White Birch Paper Co. Tranche 1LN, term loan 0% 5/8/14 (c)(e)	1,995	189
		169,788
Publishing/Printing - 0.5%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (e)	4,975	4,994
Dex Media East LLC term loan 2.7587% 10/24/14 (e)	10,487	7,708
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (e)	2,124	1,752
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (e)	1,961	1,971
Newsday LLC term loan 10.5% 8/1/13	7,406	7,758
Quad/Graphics, Inc. Tranche B, term loan 4% 7/22/18 (e)	11,330	11,358
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (e)	35,285	30,963
		66,504
Restaurants - 0.9%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	47,760	47,462
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Denny's, Inc. Tranche B, term loan 5.25% 9/30/16 (e)	$ 5,121	$ 5,115
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (e)	17,806	17,784
Dunkin Brands, Inc. Tranche B2, term loan 4.25% 11/23/17 (e)	25,855	25,791
Landry's Restaurants, Inc. Tranche B, term loan 6.2513% 12/1/14 (e)	6,948	6,965
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4985% 6/14/13 (e)	336	324
term loan 2.5% 6/14/14 (e)	3,811	3,668
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (e)	7,591	7,582
		114,691
Services - 3.1%
Acosta, Inc. Tranche B, term loan 4.75% 3/1/18 (e)	2,983	2,979
Allied Security Holdings LLC Tranche B 1LN, term loan 5% 2/4/17 (e)	7,481	7,491
ARAMARK Corp.:
Credit-Linked Deposit 2.0605% 1/26/14 (e)	4,377	4,279
Credit-Linked Deposit 3.4355% 7/26/16 (e)	3,147	3,127
term loan 2.1208% 1/26/14 (e)	51,888	50,721
Tranche B, term loan 3.4958% 7/26/16 (e)	47,847	47,548
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	7,087	7,104
Bakercorp International, Inc. term loan 5% 6/1/18 (e)	4,000	4,005
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5% 2/7/14 (e)	6,482	5,898
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (e)	5,970	6,000
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (e)	38,903	38,708
Interactive Data Corp. Tranche B, term loan 4.75% 2/11/18 (e)	34,913	34,825
JohnsonDiversey, Inc. Tranche B, term loan 4% 11/24/15 (e)	5,970	5,970
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	30,000	30,150
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	5,985	5,955
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	10,169	10,106
ServiceMaster Co.:
term loan 2.7051% 7/24/14 (e)	76,225	73,843
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ServiceMaster Co.: - continued
Tranche DD, term loan 2.69% 7/24/14 (e)	$ 5,814	$ 5,632
Symphonyiri Group, Inc. Tranche B, term loan 5% 12/1/17 (e)	14,000	13,965
The Geo Group, Inc.:
Tranche A 2LN, term loan 2.9571% 8/4/16 (e)	1,975	1,975
Tranche B, term loan 3.75% 8/4/16 (e)	6,451	6,451
U.S. Foodservice Tranche B, term loan 2.69% 7/3/14 (e)	13,220	12,476
		379,208
Shipping - 0.3%
CEVA Group PLC:
Credit-Linked Deposit 3.2458% 11/4/13 (e)	1,110	1,082
EGL term loan 3.2529% 11/4/13 (e)	1,890	1,843
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (e)	1,965	1,963
Tranche 2LN, term loan 10.5% 10/8/16 (e)	1,000	1,000
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (e)	33,017	33,143
		39,031
Specialty Retailing - 0.9%
Claire's Stores, Inc. term loan 2.997% 5/29/14 (e)	4,606	4,215
Michaels Stores, Inc.:
Tranche B1, term loan 2.5% 10/31/13 (e)	43,542	42,562
Tranche B2, term loan 4.75% 7/31/16 (e)	11,596	11,509
Sally Holdings LLC Tranche B, term loan 2.44% 11/16/13 (e)	27,701	27,631
Toys 'R' Us, Inc. term loan 6% 9/1/16 (e)	18,858	18,882
		104,799
Super Retail - 1.7%
Academy Ltd. Tranche B, term loan 6% 7/27/18 (e)	25,000	24,875
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (e)	4,000	3,975
Dollar General Corp.:
Tranche B1, term loan 2.9502% 7/6/14 (e)	26,244	26,179
Tranche B2, term loan 2.9367% 7/6/14 (e)	14,000	13,983
Gymboree Corp. term loan 5% 2/23/18 (e)	18,890	18,276
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	39,730	38,042
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (e)	5,970	5,955
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	$ 4,000	$ 3,930
Oriental Trading Co., Inc. term loan 7% 2/11/17 (e)	2,993	2,936
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	39,224	39,175
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (e)	5,000	5,007
Savers, Inc. Tranche B, term loan 4.25% 3/4/17 (e)	6,983	6,983
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	8,955	9,000
Toys 'R' US, Inc. Tranche B2, term loan 5.25% 5/25/18 (e)	9,000	8,955
		207,271
Technology - 8.0%
Avaya, Inc.:
term loan 3.005% 10/27/14 (e)	74,365	71,018
Tranche B 3LN, term loan 4.755% 10/26/17 (e)	35,820	34,656
CDW Corp. Tranche B, term loan:
3.9365% 10/10/14 (e)	17,266	16,986
4.5% 7/15/17 (e)	27,658	26,863
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (e)	27,760	27,865
CPI International, Inc. Tranche B, term loan 5% 2/11/17 (e)	5,970	5,955
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.455% 7/18/14 (e)	22,979	22,921
Tranche B, term loan 5.25% 7/18/16 (e)	44,663	44,830
First Data Corp.:
term loan 4.1873% 3/24/18 (e)	14,079	12,988
Tranche B1, term loan 2.9373% 9/24/14 (e)	78,535	73,234
Tranche B2, term loan 2.9373% 9/24/14 (e)	46,841	43,680
Tranche B3, term loan 2.9373% 9/24/14 (e)	25,949	24,198
Flextronics International Ltd.:
Tranche B A1, term loan 2.4373% 10/1/14 (e)	888	875
Tranche B A2, term loan 2.4373% 10/1/14 (e)	1,367	1,346
Tranche B A3, term loan 2.4356% 10/1/14 (e)	1,595	1,571
Tranche B-A, term loan 2.4357% 10/1/14 (e)	3,091	3,045
Tranche B-B, term loan 2.4356% 10/1/12 (e)	37,540	37,259
Freescale Semiconductor, Inc. term loan 4.4356% 12/1/16 (e)	151,548	150,222
Intersil Corp. term loan 4.75% 4/27/16 (e)	6,320	6,328
Kronos, Inc.:
Tranche 1LN, term loan 1.9958% 6/11/14 (e)	5,826	5,754
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Kronos, Inc.: - continued
Tranche 2LN, term loan 5.9958% 6/11/15 (e)	$ 5,750	$ 5,693
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	937	925
MedAssets, Inc. term loan 5.25% 11/16/16 (e)	6,694	6,686
Microsemi Corp. Tranche B, term loan 4% 11/2/17 (e)	2,666	2,660
NXP BV term loan 4.5% 3/4/17 (e)	63,641	63,163
Open Text Corp. term loan 2.4373% 10/2/13 (e)	5,606	5,592
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	27,000	26,966
Rovi Corp.:
Tranche A, term loan 2.75% 2/7/16 (e)	26,733	26,666
Tranche B, term loan 4% 2/7/18 (e)	11,376	11,376
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (e)	45,205	45,205
Spansion, Inc. term loan 4.75% 2/9/15 (e)	8,432	8,432
Springboard Finance LLC term loan 7% 2/23/15 (e)	9,206	9,229
SunGard Data Systems, Inc.:
term loan:
1.9358% 2/28/14 (e)	86,191	83,390
3.8533% 2/28/16 (e)	23,384	23,325
Tranche B, term loan 3.6851% 2/28/14 (e)	17,072	16,986
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (e)	11,000	11,000
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	9,459	9,447
Verifone, Inc. Tranche B, term loan 2.94% 10/31/13 (e)	3,915	3,891
		972,226
Telecommunications - 6.2%
Asurion LLC:
term loan 9% 5/24/19 (e)	13,000	13,065
Tranche B, term loan 5.5% 5/24/18 (e)	36,000	35,597
Consolidated Communications, Inc. term loan 2.69% 12/31/14 (e)	13,068	12,611
Crown Castle International Corp. Tranche B, term loan 1.6873% 3/6/14 (e)	18,239	18,057
Digicel International Finance Ltd. term loan 2.75% 3/30/12 (e)	28,589	28,553
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	25,452	22,747
Hawaiian Telcom Communications, Inc. Tranche 1 LN, term loan 9% 10/28/15 (e)	905	926
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Intelsat Jackson Holdings SA:
term loan 3.2461% 2/1/14 (e)	$ 84,000	$ 80,115
Tranche B, term loan 5.25% 4/2/18 (e)	172,575	172,799
Knology, Inc. Tranche B, term loan 4% 8/18/17 (e)	10,064	10,002
Level 3 Financing, Inc. term loan:
2.4788% 3/13/14 (e)	50,000	47,940
11.5% 3/13/14 (e)	3,000	3,150
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 3.9375% 3/17/18 (e)	76,518	76,518
Tranche B, term loan 4.0085% 11/3/16 (e)	14,498	14,498
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (e)	3,980	3,960
Syniverse Holdings, Inc. Tranche B, term loan 5.25% 12/21/17 (e)	29,840	29,877
Telesat Holding, Inc.:
Tranche A, term loan 3.19% 10/31/14 (e)	41,153	40,485
Tranche DD, term loan 3.19% 10/31/14 (e)	3,535	3,478
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 1.94% 1/7/13 (e)	4,677	4,660
Tranche B, term loan 3.44% 12/30/16 (e)	4,795	4,795
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	47,000	46,933
term loan 6.875% 8/11/15	41,413	41,382
Windstream Corp.:
Tranche B1, term loan 1.7365% 7/17/13 (e)	11,588	11,530
Tranche B2, term loan 2.9865% 12/17/15 (e)	21,692	21,719
		745,397
Textiles & Apparel - 0.4%
Levi Strauss & Co. term loan 2.4373% 4/4/14 (e)	3,000	2,850
Phillips-Van Heusen Corp.:
term loan 2.8125% 1/31/16 (e)	6,913	6,895
Tranche B, term loan 3.5% 5/6/16 (e)	24,264	24,325
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (e)	14,000	14,000
		48,070
TOTAL FLOATING RATE LOANS (Cost $9,067,741)		9,096,463
Nonconvertible Bonds - 12.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.0%
BE Aerospace, Inc. 6.875% 10/1/20	$ 2,000	$ 2,140
Air Transportation - 0.1%
Continental Airlines, Inc. 3.3779% 6/2/13 (e)	6,641	6,375
Continental Airlines, Inc. 9.25% 5/10/17	2,683	2,764
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,812	1,925
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,483
		15,547
Automotive - 1.6%
Accuride Corp. 9.5% 8/1/18	1,105	1,182
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,075
10.625% 3/15/18	2,880	3,211
Delphi Corp. 5.875% 5/15/19 (d)	14,610	14,756
Ford Motor Credit Co. LLC 2.9961% 1/13/12 (e)	86,750	86,533
General Motors Acceptance Corp.:
2.4539% 12/1/14 (e)	40,000	38,000
6.875% 9/15/11	34,000	34,170
GMAC LLC 6% 12/15/11	2,000	2,020
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,265
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,190
8.875% 12/1/17 (d)	2,060	2,281
		188,683
Banks & Thrifts - 1.2%
Ally Financial, Inc. 3.4658% 2/11/14 (e)	54,000	53,460
Bank of America Corp. 1.6729% 1/30/14 (e)	6,500	6,487
GMAC LLC:
2.4539% 12/1/14 (e)	72,187	68,578
6% 12/15/11	2,000	2,025
6.875% 9/15/11	9,000	9,045
7% 2/1/12	10,000	10,188
		149,783
Broadcasting - 0.0%
Univision Communications, Inc. 7.875% 11/1/20 (d)	3,230	3,331
Building Materials - 0.0%
Cemex SA de CV 5.2458% 9/30/15 (d)(e)	3,000	2,790
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18	4,440	4,795
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	$ 4,000	$ 4,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (d)(e)	25,000	26,000
DISH DBS Corp. 6.75% 6/1/21 (d)	4,000	4,130
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,120
		55,295
Chemicals - 0.7%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,360
Lyondell Chemical Co. 11% 5/1/18	3,000	3,398
NOVA Chemicals Corp. 3.542% 11/15/13 (e)	71,894	71,535
		79,293
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15	880	981
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,057
		3,038
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,045	2,106
Berry Plastics Corp.:
4.9993% 2/15/15 (e)	48,000	47,400
8.25% 11/15/15	10,000	10,650
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,193
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,380
		71,729
Diversified Financial Services - 0.9%
CIT Group, Inc.:
7% 5/1/14	7,807	7,866
7% 5/4/15 (d)	5,000	5,019
Citigroup, Inc. 1.6961% 1/13/14 (e)	15,000	15,055
International Lease Finance Corp.:
5.625% 9/20/13	10,000	10,200
6.25% 5/15/19	10,000	9,982
6.375% 3/25/13	12,000	12,450
Morgan Stanley 1.853% 1/24/14 (e)	27,000	26,970
SLM Corp. 0.553% 1/27/14 (e)	23,000	21,802
		109,344
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	$ 16,870	$ 18,346
Series B, 9.25% 12/15/17	12,485	13,640
		31,986
Electric Utilities - 0.9%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,325
Calpine Corp. 7.5% 2/15/21 (d)	10,000	10,350
CMS Energy Corp.:
1.1993% 1/15/13 (e)	8,000	7,920
2.75% 5/15/14	7,300	7,309
6.3% 2/1/12	985	1,010
Energy Future Holdings Corp. 10% 1/15/20	64,320	67,054
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	5,505
The AES Corp. 7.75% 3/1/14	3,000	3,240
		106,713
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15	6,000	6,090
Berry Petroleum Co. 6.75% 11/1/20	2,775	2,837
Continental Resources, Inc. 7.125% 4/1/21	4,000	4,280
Energy Transfer Equity LP 7.5% 10/15/20	3,000	3,225
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,000	3,000
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20	3,000	3,323
Precision Drilling Corp. 6.5% 12/15/21 (d)	2,795	2,851
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,000	4,225
Western Refining, Inc. 10.75% 6/15/14 (d)(e)	2,000	2,140
		31,971
Food & Drug Retail - 0.0%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,068
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20	4,815	5,345
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17	2,000	2,215
		7,560
Healthcare - 0.3%
DaVita, Inc. 6.375% 11/1/18	3,000	3,049
Elan Finance PLC/Elan Finance Corp. 4.3789% 12/1/13 (e)	2,000	1,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Hanger Orthopedic Group, Inc. 7.125% 11/15/18	$ 3,000	$ 3,068
HCA, Inc. 6.5% 2/15/20	4,000	4,065
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,000
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,600
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	17,741
		37,518
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,000	3,068
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,055	2,086
Standard Pacific Corp. 8.375% 5/15/18	4,000	4,010
		9,164
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	11,475	12,609
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,214
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	30,705	31,893
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,609
		59,325
Paper - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (d)	3,206	3,527
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,270
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0233% 8/1/14 (e)	6,000	5,400
		12,197
Publishing/Printing - 0.0%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	5,545	5,711
Services - 0.4%
ARAMARK Corp. 3.7733% 2/1/15 (e)	12,000	11,790
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(e)	9,840	10,086
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7608% 5/15/14 (e)	30,000	29,025
		50,901
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	4,000	3,800
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
Navios Maritime Holdings, Inc. 8.875% 11/1/17	$ 3,505	$ 3,470
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,055
		15,325
Steel - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,100
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	3,617	3,671
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,876
		6,547
Technology - 1.1%
Advanced Micro Devices, Inc.:
7.75% 8/1/20	2,000	2,100
8.125% 12/15/17	4,000	4,240
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	7,000	7,175
First Data Corp. 8.875% 8/15/20 (d)	3,000	3,195
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,526
10.125% 3/15/18 (d)	5,250	5,847
NXP BV/NXP Funding LLC 2.9993% 10/15/13 (e)	101,609	101,545
Seagate Technology International 10% 5/1/14 (d)	2,219	2,563
Spansion LLC 7.875% 11/15/17 (d)	5,140	5,294
		138,485
Telecommunications - 2.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	18,000	18,315
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	17,577
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,212
8.5% 4/15/20	7,000	7,718
GeoEye, Inc. 9.625% 10/1/15	2,505	2,843
Intelsat Ltd. 11.25% 6/15/16	4,000	4,240
iPCS, Inc.:
2.3983% 5/1/13 (e)	75,852	74,335
3.523% 5/1/14 pay-in-kind (e)	81,150	77,904
Qwest Corp.:
3.497% 6/15/13 (e)	28,000	28,665
8.375% 5/1/16	3,000	3,533
8.875% 3/15/12	3,000	3,135
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,780
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Sprint Capital Corp.: - continued
8.375% 3/15/12	$ 19,000	$ 19,713
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,000	3,330
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	4,827	5,332
		272,632
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 3.7695% 12/15/14 (e)	22,000	21,918
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,305
		26,223
TOTAL NONCONVERTIBLE BONDS (Cost $1,458,417)		1,498,399
Common Stocks - 0.5%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	3,750
Class B (a)	41,264	1,417
ION Media Networks, Inc. (a)	2,842	1,486
		6,653
Chemicals - 0.3%
LyondellBasell Industries NV Class A	1,017,792	40,162
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	337
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	973
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(f)	1,054,692	5,010
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	261
TOTAL COMMON STOCKS (Cost $40,582)		55,707
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	$ 0*
Money Market Funds - 14.8%

Fidelity Cash Central Fund, 0.14% (b) (Cost $1,798,703)	1,798,703,362	1,798,703
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $13,470)	$ 13,470	13,470
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $12,378,913)		12,462,742
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(346,908)
NET ASSETS - 100%		$ 12,115,834
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,756,000 or 2.0% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,010,000 or 0.0% of net assets.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $41,010,000 and $40,549,000, respectively. The coupon rate will be determined at time of settlement.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 5,812

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$13,470,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 7,077
Barclays Capital, Inc.	3,764
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,629
$ 13,470
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,160
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,396	$ 5,167	$ 5,010	$ 4,219
Financials	551	-	-	551
Materials	40,162	40,162	-	-
Telecommunication Services	261	261	-	-
Utilities	337	337	-	-
Corporate Bonds	1,498,399	-	1,496,404	1,995
Floating Rate Loans	9,096,463	-	9,096,463	-
Other	-	-	-	-
Money Market Funds	1,798,703	1,798,703	-	-
Cash Equivalents	13,470	-	13,470	-
Total Investments in Securities:	$ 12,462,742	$ 1,844,630	$ 10,611,347	$ 6,765
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,561
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	434
Cost of Purchases	1,760
Proceeds of Sales	-
Amortization/Accretion	15
Transfers in to Level 3	1,995
Transfers out of Level 3	-
Ending Balance	$ 6,765
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 434

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $12,296,536,000. Net unrealized appreciation aggregated $166,206,000, of which $251,379,000 related to appreciated investment securities and $85,173,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

July 31, 2011

1.804976.107

FHI-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 75.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.4%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (e)	$ 14,500	$ 14,409
Sequa Corp. term loan 3.5003% 12/3/14 (e)	49,990	49,178
Spirit Aerosystems, Inc. Tranche B 2LN, term loan 3.4365% 9/30/16 (e)	18,109	18,155
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	73,789	73,881
Wesco Aircraft Hardware Corp. Tranche B, term loan 4.25% 4/7/17 (e)	11,400	11,400
		167,023
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche B, term loan 4.25% 3/7/16 (e)	3,990	3,890
Northwest Airlines Corp. Tranche B, term loan 3.75% 12/22/13 (e)	3,143	3,064
United Air Lines, Inc. Tranche B, term loan 2.1875% 2/1/14 (e)	13,777	13,122
US Airways Group, Inc. term loan 2.6873% 3/23/14 (e)	34,230	30,893
		50,969
Automotive - 3.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	16,000	15,520
Delphi Corp.:
Tranche A, term loan 2.9375% 3/31/16 (e)	25,888	25,888
Tranche B, term loan 3.5% 3/31/17 (e)	57,636	57,924
Federal-Mogul Corp.:
Tranche B, term loan 2.1275% 12/27/14 (e)	51,110	48,555
Tranche C, term loan 2.1275% 12/27/15 (e)	26,077	24,642
Ford Motor Co.:
term loan 2.94% 12/15/13 (e)	79,382	79,333
Tranche B 2LN, term loan 2.94% 12/15/13 (e)	7,149	7,145
Tenneco, Inc.:
Credit-Linked Deposit 5.1851% 3/16/14 (e)	15,750	15,789
Tranche B, term loan 4.9958% 6/3/16 (e)	11,880	11,910
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (e)	67,500	64,969
United Components, Inc. Tranche B, term loan 5.5% 7/26/17 (e)	6,363	6,419
		358,094
Broadcasting - 4.8%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (e)	31,565	31,486
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Citadel Broadcasting Corp. Tranche B, term loan 4.25% 12/30/16 (e)	$ 9,912	$ 9,912
Clear Channel Capital I LLC Tranche B, term loan 3.8373% 1/29/16 (e)	57,285	47,404
Clear Channel Communications, Inc. Tranche A, term loan 3.5873% 7/30/14 (e)	2,892	2,596
Gray Television, Inc. Tranche B, term loan 3.69% 12/31/14 (e)	2,357	2,298
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	8,331	8,289
Raycom Media, Inc. Tranche B, term loan 4.5% 5/31/17 (e)	5,000	4,988
Sinclair Television Group, Inc. Tranche B, term loan 4% 10/29/16 (e)	4,888	4,888
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	54,262	54,262
Univision Communications, Inc.:
term loan 4.4373% 3/31/17 (e)	128,205	121,154
Tranche 1LN, term loan 2.1873% 9/29/14 (e)	83,476	79,511
VNU, Inc.:
term loan 2.1858% 8/9/13 (e)	81,169	79,951
Tranche B, term loan 3.9358% 5/1/16 (e)	44,590	44,645
Tranche C, term loan 3.4358% 5/1/16 (e)	91,492	91,148
		582,532
Building Materials - 0.5%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	16,314	16,233
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (e)	21,835	21,890
Tranche 2 LN, term loan 9% 10/28/17 (e)	3,540	3,620
Nortek, Inc. Tranche B, term loan 5.2504% 4/26/17 (e)	14,648	14,612
		56,355
Cable TV - 4.6%
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B, term loan 4% 3/8/16 (e)	2,726	2,726
Bresnan Broadband Holdings LLC Tranche B, term loan 4.5% 12/14/17 (e)	42,785	42,785
CCO Holdings, LLC Tranche 3LN, term loan 2.6873% 9/6/14 (e)	41,347	40,107
Cequel Communications LLC Tranche 1LN, term loan 2.1851% 11/5/13 (e)	57,287	56,285
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	216	216
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Charter Communications Operating LLC: - continued
Tranche B 1LN, term loan 2.19% 3/6/14 (e)	$ 9,221	$ 9,221
Tranche C, term loan 3.5% 9/6/16 (e)	159,851	158,461
CSC Holdings, Inc.:
Tranche B, term loan 1.9373% 3/31/13 (e)	28,772	28,738
Tranche B2, term loan 3.4373% 3/29/16 (e)	24,773	24,525
Tranche B3, term loan 3.1873% 3/29/16 (e)	69,162	68,042
Insight Midwest Holdings LLC Tranche B, term loan 1.9615% 4/6/14 (e)	26,641	26,375
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	18,810	18,575
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (e)	2,948	2,925
Tranche E, term loan 4.5% 10/23/17 (e)	5,940	5,881
NDS Group PLC Tranche B, term loan 4% 3/10/18 (e)	26,933	26,562
UPC Broadband Holding BV:
Tranche N1, term loan 1.9356% 12/31/14 (e)	5,000	4,975
Tranche T, term loan 3.6856% 12/31/16 (e)	11,448	11,391
Tranche X, term loan 3.6856% 12/31/17 (e)	21,942	21,888
WideOpenWest Finance LLC Tranche A, term loan 6.686% 6/28/14 (e)	2,967	2,971
		552,649
Capital Goods - 1.0%
Manitowoc Co., Inc. Tranche B, term loan 4.25% 11/13/17 (e)	5,500	5,521
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (e)	7,935	7,955
Rexnord Corp.:
Tranche B A0, term loan 2.4375% 7/19/13 (e)	3,300	3,267
Tranche B, term loan 2.7686% 7/19/13 (e)	12,325	12,209
Sensus Metering Systems, Inc. 1st Lien, term loan 4.75% 5/9/17 (e)	4,988	4,988
SRAM LLC. Tranche B 1LN, term loan 4.7665% 6/7/18 (e)	6,000	5,993
Terex Corp. Tranche B, term loan 0% 4/28/17 (e)	6,000	6,015
Tomkins PLC:
Tranche A, term loan 4.25% 9/21/15 (e)	5,624	5,624
Tranche B, term loan 4.25% 9/21/16 (e)	65,184	65,184
		116,756
Chemicals - 3.6%
Arizona Chemical term loan 4.75% 11/19/16 (e)	7,158	7,167
Ashland, Inc. Tranche B, term loan 0% 7/12/18 (e)	35,000	35,000
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Celanese Holdings LLC:
Revolving Credit-Linked Deposit 1.6856% 4/2/13 (e)	$ 51,781	$ 51,263
Tranche C, term loan 3.2458% 10/31/16 (e)	35,000	35,088
Chemtura Corp. term loan 5.5% 8/27/16 (e)	20,000	20,000
General Chemical Corp. Tranche B, term loan 5.0016% 10/6/15 (e)	4,870	4,888
Hexion Specialty Chemicals, Inc. term loan 2.5% 5/5/13 (e)	2,974	2,907
Huntsman International LLC:
Tranche B, term loan:
1.7175% 4/19/14 (e)	36,097	34,653
2.7193% 4/19/17 (e)	10,000	9,675
Tranche C, term loan 2.458% 6/30/16 (e)	2,000	1,950
INEOS US Finance:
Tranche B 2LN, term loan 8.501% 12/16/13 (e)	11,122	11,484
Tranche C 2LN, term loan 9.001% 12/16/14 (e)	12,294	12,694
MacDermid, Inc. Tranche B, term loan 2.1873% 4/12/14 (e)	1,824	1,810
Millennium America/Millennium Inorganic Chemicals Ltd.:
Tranche 1LN, term loan 2.4958% 5/15/14 (e)	8,676	8,621
Tranche 2LN, term loan 5.9958% 11/18/14 (e)	3,000	2,985
Momentive Performance Materials, Inc. Tranche B1, term loan 3.6875% 5/15/15 (e)	28,783	28,280
Nalco Co.:
Tranche B 1LN, term loan 4.5% 10/5/17 (e)	20,389	20,312
Tranche C, term loan 1.9958% 5/13/16 (e)	3,965	3,945
OMNOVA Solutions, Inc. Tranche B, term loan 5.75% 5/31/17 (e)	5,970	5,992
Polypore, Inc. Tranche B, term loan 2.19% 7/3/14 (e)	7,828	7,769
Rockwood Specialties Group, Inc. Tranche B, term loan 3.75% 2/10/18 (e)	33,601	33,727
Solutia, Inc. Tranche B, term loan 3.5% 8/1/17 (e)	45,229	45,172
Styron Corp. Tranche B, term loan 6% 8/2/17 (e)	27,860	27,860
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (e)	11,940	12,044
Univar NV Tranche B, term loan 5% 6/30/17 (e)	13,930	13,895
		439,181
Consumer Products - 2.2%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	3,970	3,985
Earthbound Holdings III LLC Tranche B, term loan 5.5% 12/21/16 (e)	6,965	6,965
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Jarden Corp. Tranche B, term loan 3.2458% 3/31/18 (e)	$ 22,394	$ 22,450
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	37,817	37,628
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (e)	16,000	16,000
Reynolds Consumer Products Holdings, Inc.:
Tranche C, term loan 0% 8/1/18 (e)	64,830	64,344
Tranche E, term loan 4.25% 2/9/18 (e)	96,329	95,727
Spectrum Brands, Inc. Tranche B, term loan 5% 6/17/16 (e)	7,205	7,250
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	6,955	6,912
Weight Watchers International, Inc. Tranche B, term loan 1.5% 1/26/14 (e)	1,852	1,845
		263,106
Containers - 0.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	20,513	20,513
Tranche 2LN, term loan 10% 9/2/16 (e)	9,500	9,559
Berry Plastics Holding Corp. Tranche C, term loan 2.2608% 4/3/15 (e)	7,849	7,378
BWAY Holding Co. Tranche B, term loan 4.5025% 2/23/18 (e)	10,557	10,557
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (e)	1,975	1,975
Graham Packaging Holdings Co. term loan 6% 9/23/16 (e)	18,872	18,872
		68,854
Diversified Financial Services - 1.6%
Booz Allen & Hamilton, Inc. Tranche B, term loan 4% 8/3/17 (e)	8,858	8,869
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (e)	19,011	19,058
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (e)	9,790	9,766
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (e)	29,925	29,925
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	19,763	19,813
Tranche 2LN, term loan 7% 3/17/16 (e)	14,165	14,306
MSCI, Inc. Tranche B 1LN, term loan 3.75% 3/14/17 (e)	33,336	33,420
Nuveen Investments, Inc. term loan:
3.2487% 11/13/14 (e)	13,015	12,755
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Nuveen Investments, Inc. term loan: - continued
5.7491% 5/31/17 (e)	$ 5,028	$ 5,016
RBS WorldPay Tranche B, term loan 5.25% 10/13/17 (e)	10,000	9,988
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (e)	28,734	28,734
		191,650
Diversified Media - 0.2%
Advanstar, Inc. Tranche 1LN, term loan 2.5% 5/31/14 (e)	1,984	1,568
Lamar Media Corp. Tranche B, term loan 4% 12/31/16 (e)	16,898	16,982
		18,550
Electric Utilities - 4.8%
Astoria Generating Co. Acquisitions LLC Tranche 2LN, term loan 4.01% 8/23/13 (e)	4,000	3,720
BRSP LLC term loan 7.5% 6/24/14 (e)	12,954	12,954
Calpine Corp.:
Tranche B 2LN, term loan 4.5% 4/1/18 (e)	9,000	8,888
Tranche B, term loan 4.5% 4/1/18 (e)	83,790	82,743
Covanta Energy Corp.:
Credit-Linked Deposit 1.7458% 2/9/14 (e)	4,658	4,594
term loan 1.7535% 2/9/14 (e)	9,060	8,935
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 3.94% 4/2/13 (e)	101,326	100,060
Tranche B, term loan 3.94% 4/2/13 (e)	7,528	7,434
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (e)	48,657	48,536
MACH Gen LLC Credit-Linked Deposit 2.307% 2/22/13 (e)	182	169
Nebraska Energy, Inc.:
Tranche 2LN, term loan 4.75% 5/1/14 (e)	6,000	5,580
Tranche B 1LN, term loan 2.75% 11/1/13 (e)	12,171	11,928
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.69% 5/8/15 (e)	556	550
Tranche DD, term loan 3.69% 5/8/15 (e)	2,224	2,202
NRG Energy, Inc. Tranche B, term loan 4% 7/1/18 (e)	78,000	77,903
NSG Holdings LLC:
Credit-Linked Deposit 1.747% 6/15/14 (e)	247	240
Tranche B, term loan 1.747% 6/15/14 (e)	603	585
Puget Energy, Inc. term loan 2.1873% 2/6/14 (e)	7,397	7,370
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Tempus Public Foundation Generation Holdings LLC:
Credit-Linked Deposit 2.2458% 12/15/13 (e)	$ 3,137	$ 3,106
revolver loan 2.2458% 12/15/11 (e)	793	785
Tranche 1LN, term loan 2.2458% 12/15/13 (e)	6,663	6,597
Tranche 2LN, term loan 4.4958% 12/15/14 (e)	30,143	28,937
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.6858% 10/10/14 (e)	117,117	92,669
4.7282% 10/10/17 (e)	6,000	4,493
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	66,528	66,362
		587,340
Energy - 0.3%
Alon USA, Inc. term loan 2.4839% 8/4/13 (e)	1,847	1,718
CCS, Inc. Tranche B, term loan 3.2458% 11/14/14 (e)	4,974	4,748
Citgo Petroleum Corp. Tranche B, term loan 8% 6/24/15 (e)	1,136	1,147
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (e)	13,202	13,153
MEG Energy Corp. Tranche B, term loan 4% 3/18/18 (e)	11,000	11,000
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	8,880	8,880
		40,646
Entertainment/Film - 0.3%
Cinemark USA, Inc. Tranche B-2, term loan 0% 4/30/16 (e)	3,000	3,011
Regal Cinemas Corp. Tranche B, term loan 3.4958% 8/23/17 (e)	28,345	28,345
		31,356
Environmental - 0.1%
Darling International, Inc. Tranche B, term loan 5% 12/17/16 (e)	1,455	1,459
EnergySolutions, Inc. term loan 6.25% 8/13/16 (e)	2,928	2,942
Synagro Technologies, Inc. Tranche 1LN, term loan 2.19% 3/30/14 (e)	406	365
Waste Industries USA, Inc. Tranche B, term loan 4.75% 3/17/17 (e)	4,988	5,000
		9,766
Food & Drug Retail - 0.9%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	38,808	38,711
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
Rite Aid Corp.:
Tranche 5 LN, term loan 4.5% 3/3/18 (e)	$ 19,719	$ 19,325
Tranche ABL, term loan 1.94% 6/4/14 (e)	19,621	18,640
SUPERVALU, Inc.:
Tranche B 3LN, term loan 4.5% 4/29/18 (e)	26,558	26,127
Tranche B2, term loan 3.4373% 10/5/15 (e)	6,148	6,079
		108,882
Food/Beverage/Tobacco - 1.2%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5018% 2/11/16 (e)	7,476	7,495
Constellation Brands, Inc.:
Tranche B, term loan 1.6875% 6/5/13 (e)	19,959	19,909
Tranche B, term loan 2.9375% 6/5/15 (e)	7,994	8,014
Dean Foods Co. Tranche B, term loan:
3.5% 4/2/16 (e)	24,662	23,799
3.6985% 4/2/17 (e)	11,920	11,682
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (e)	25,000	24,906
Dole Food Co., Inc.:
Tranche B 2LN, term loan 5.0476% 7/8/18 (e)	1,400	1,398
Tranche C 2LN, term loan 5.0598% 7/8/18 (e)	2,600	2,597
JBS USA LLC Tranche B, term loan 4.25% 5/25/18 (e)	14,000	13,965
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (e)	20,948	20,895
Pinnacle Foods Finance LLC:
term loan 2.6856% 4/4/14 (e)	3,403	3,369
Tranche D, term loan 6% 4/4/14 (e)	8,325	8,345
		146,374
Gaming - 1.7%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (e)	21,945	21,945
Boyd Gaming Corp. Tranche A, term loan 3.6873% 12/31/15 (e)	2,850	2,743
Choctaw Resort Development Enterprise term loan 8.25% 11/4/11 (e)	1,191	1,143
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 7.5% 1/21/15 (e)	7,425	7,462
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.253% 1/28/15 (e)	6,688	6,044
Tranche B2, term loan 3.23% 1/28/15 (e)	8,890	8,035
Tranche B3, term loan 3.253% 1/28/15 (e)	8,703	7,866
Las Vegas Sands Corp. term loan 2.72% 11/23/15 (e)	6,923	6,706
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Las Vegas Sands LLC:
term loan 1.72% 5/23/14 (e)	$ 7,229	$ 6,976
Tranche B, term loan:
1.72% 5/23/14 (e)	35,399	34,160
2.72% 11/23/16 (e)	8,281	8,022
Tranche I, term loan 2.72% 11/23/16 (e)	1,664	1,612
Motor City Casino Tranche B, term loan 7% 3/1/17 (e)	6,755	6,839
Penn National Gaming, Inc. Tranche B, term loan 3.75% 7/14/18 (e)	19,000	19,000
Venetian Macau Ltd.:
Tranche B, term loan 4.69% 5/26/13 (e)	25,991	25,926
Tranche DD, term loan 4.69% 5/26/12 (e)	17,666	17,622
Venetian Macau US Finance, Inc. Tranche B, term loan 4.69% 5/25/13 (e)	21,334	21,280
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.065% 8/15/13 (e)	2,313	2,290
		205,671
Healthcare - 14.3%
Bausch & Lomb, Inc. term loan:
3.4373% 4/26/15 (e)	16,882	16,777
3.4827% 4/26/15 (e)	70,207	69,768
Biomet, Inc. term loan 3.2301% 3/25/15 (e)	32,606	32,117
Capsugel Holdings US, Inc. Tranche B, term loan 0% 8/1/18 (e)	3,000	3,011
Carestream Health, Inc. term loan 5% 2/25/17 (e)	2,993	2,787
Community Health Systems, Inc.:
term loan 3.754% 1/25/17 (e)	50,905	49,887
Tranche B, term loan 2.504% 7/25/14 (e)	272,697	264,175
Tranche DD, term loan 2.504% 7/25/14 (e)	14,093	13,653
ConvaTec Healthcare ESA Tranche B, term loan 5.75% 12/22/16 (e)	7,960	7,970
DaVita, Inc.:
Tranche A, term loan 2.94% 10/20/15 (e)	39,731	39,433
Tranche B, term loan 4.5% 10/20/16 (e)	84,085	84,190
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	68,000	65,705
Emdeon Business Services term loan 4.5% 11/16/13 (e)	3,970	3,970
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	35,910	35,641
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (e)	45,000	45,056
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 1.6208% 3/31/13 (e)	$ 51,010	$ 50,566
Fresenius SE:
Tranche D 1LN, term loan 3.5% 9/10/14 (e)	35,730	35,730
Tranche D 2LN, term loan 3.5% 9/10/14 (e)	21,618	21,618
Grifols SA Tranche B, term loan 6% 6/1/17 (e)	42,000	42,158
Hanger Orthopedic Group, Inc. Tranche C, term loan 4% 12/1/16 (e)	9,950	9,925
HCA, Inc.:
Tranche A, term loan 1.4958% 11/17/12 (e)	13,578	13,426
Tranche B, term loan 2.4958% 11/17/13 (e)	321,607	317,182
Tranche B2, term loan 3.4958% 3/31/17 (e)	105,201	102,445
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	19,940	19,541
Health Management Associates, Inc. Tranche B, term loan 1.9958% 2/28/14 (e)	49,776	48,472
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	1,757	1,772
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	60,089	59,489
LifePoint Hospitals, Inc. Tranche B, term loan 3.01% 4/15/15 (e)	22,363	22,307
Mylan, Inc. Tranche B, term loan 3.5% 10/2/14 (e)	10,579	10,619
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (e)	2,721	2,748
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (e)	7,000	6,956
Renal Advantage Holdings, Inc. Tranche B, term loan 5.75% 12/17/16 (e)	18,666	18,736
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (e)	10,000	9,988
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.5014% 6/15/14 (e)	3,979	3,870
Tranche 2LN, term loan 6.004% 6/15/15 (e)	3,000	2,933
Tranche B, term loan 4.004% 6/15/14 (e)	4,843	4,825
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (e)	9,875	9,900
Sun Healthcare Group, Inc. Tranche B, term loan 7.5% 10/18/16 (e)	6,767	6,750
Team Health, Inc. Tranche B, term loan 5% 6/29/18 (e)	7,000	6,991
Universal Health Services, Inc.:
term loan 4% 11/15/16 (e)	89,093	89,093
Tranche A, term loan 2.497% 11/15/15 (e)	11,634	11,547
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	$ 24,275	$ 24,275
VWR Funding, Inc. term loan 2.6873% 6/29/14 (e)	34,573	33,709
Warner Chilcott Co. LLC Tranche B, term loan 4.25% 3/14/18 (e)	11,970	11,970
		1,733,681
Homebuilders/Real Estate - 1.5%
Capital Automotive LP term loan 5% 3/11/17 (e)	17,708	17,708
CB Richard Ellis Group, Inc.:
Tranche A, term loan 2.1858% 11/9/15 (e)	7,400	7,382
Tranche B, term loan 3.4358% 11/9/16 (e)	24,190	24,190
CB Richard Ellis Services, Inc.:
Tranche C, term loan 3.25% 3/4/18 (e)(h)	41,010	40,549
Tranche D, term loan 3.6851% 9/4/19 (e)	23,000	22,741
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,683	3,674
Realogy Corp.:
Credit-Linked Deposit 3.1856% 10/10/13 (e)	5,913	5,618
Tranche B, term loan 3.2683% 10/10/13 (e)	48,755	46,318
Tranche DD, term loan 3.2683% 10/10/13 (e)	12,260	11,647
		179,827
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (e)	11,528	11,586
USI Holdings Corp. Tranche B, term loan 2.69% 5/4/14 (e)	6,943	6,770
		18,356
Leisure - 0.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	2,965	2,943
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (e)	13,487	13,487
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	37,831	37,691
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (e)	12,675	12,707
		66,828
Metals/Mining - 2.1%
American Rock Salt Co. LLC Tranche B, term loan 5.5% 4/25/17 (e)	5,985	5,985
Compass Minerals:
Tranche B, term loan 1.69% 12/22/12 (e)	1,974	1,969
Tranche C, term loan 2.94% 1/15/16 (e)	11,868	11,898
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	$ 9,510	$ 9,546
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (e)	81,637	81,637
Oxbow Carbon LLC Tranche B 1LN, term loan 3.7426% 5/8/16 (e)	15,477	15,400
SunCoke Energy, Inc. Tranche B, term loan 4% 7/20/18 (e)	11,330	11,330
Walter Energy, Inc.:
Tranche A, term loan 3.2353% 4/1/16 (e)	10,913	10,872
Tranche B, term loan 4% 4/1/18 (e)	106,528	106,395
		255,032
Paper - 1.4%
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.2502% 12/20/12 (e)	44,554	44,526
Tranche B, term loan 2.2458% 12/20/12 (e)	14,041	14,032
Tranche C, term loan 3.4985% 12/23/14 (e)	13,958	13,949
Graphic Packaging International, Inc.:
Tranche B, term loan 2.2271% 5/16/14 (e)	14,643	14,479
Tranche C, term loan 2.9854% 5/16/14 (e)	10,949	10,908
Rock-Tenn Co.:
Tranche A, term loan 2.19% 5/27/16 (e)	16,000	15,940
Tranche B, term loan 3.5% 5/27/18 (e)	55,695	55,765
White Birch Paper Co. Tranche 1LN, term loan 0% 5/8/14 (c)(e)	1,995	189
		169,788
Publishing/Printing - 0.5%
Cenveo Corp. Tranche B, term loan 6.25% 12/21/16 (e)	4,975	4,994
Dex Media East LLC term loan 2.7587% 10/24/14 (e)	10,487	7,708
Dex Media West LLC/Dex Media West Finance Co. term loan 7% 10/24/14 (e)	2,124	1,752
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (e)	1,961	1,971
Newsday LLC term loan 10.5% 8/1/13	7,406	7,758
Quad/Graphics, Inc. Tranche B, term loan 4% 7/22/18 (e)	11,330	11,358
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (e)	35,285	30,963
		66,504
Restaurants - 0.9%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	47,760	47,462
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
Denny's, Inc. Tranche B, term loan 5.25% 9/30/16 (e)	$ 5,121	$ 5,115
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (e)	17,806	17,784
Dunkin Brands, Inc. Tranche B2, term loan 4.25% 11/23/17 (e)	25,855	25,791
Landry's Restaurants, Inc. Tranche B, term loan 6.2513% 12/1/14 (e)	6,948	6,965
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4985% 6/14/13 (e)	336	324
term loan 2.5% 6/14/14 (e)	3,811	3,668
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (e)	7,591	7,582
		114,691
Services - 3.1%
Acosta, Inc. Tranche B, term loan 4.75% 3/1/18 (e)	2,983	2,979
Allied Security Holdings LLC Tranche B 1LN, term loan 5% 2/4/17 (e)	7,481	7,491
ARAMARK Corp.:
Credit-Linked Deposit 2.0605% 1/26/14 (e)	4,377	4,279
Credit-Linked Deposit 3.4355% 7/26/16 (e)	3,147	3,127
term loan 2.1208% 1/26/14 (e)	51,888	50,721
Tranche B, term loan 3.4958% 7/26/16 (e)	47,847	47,548
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	7,087	7,104
Bakercorp International, Inc. term loan 5% 6/1/18 (e)	4,000	4,005
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5% 2/7/14 (e)	6,482	5,898
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (e)	5,970	6,000
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (e)	38,903	38,708
Interactive Data Corp. Tranche B, term loan 4.75% 2/11/18 (e)	34,913	34,825
JohnsonDiversey, Inc. Tranche B, term loan 4% 11/24/15 (e)	5,970	5,970
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	30,000	30,150
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	5,985	5,955
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	10,169	10,106
ServiceMaster Co.:
term loan 2.7051% 7/24/14 (e)	76,225	73,843
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ServiceMaster Co.: - continued
Tranche DD, term loan 2.69% 7/24/14 (e)	$ 5,814	$ 5,632
Symphonyiri Group, Inc. Tranche B, term loan 5% 12/1/17 (e)	14,000	13,965
The Geo Group, Inc.:
Tranche A 2LN, term loan 2.9571% 8/4/16 (e)	1,975	1,975
Tranche B, term loan 3.75% 8/4/16 (e)	6,451	6,451
U.S. Foodservice Tranche B, term loan 2.69% 7/3/14 (e)	13,220	12,476
		379,208
Shipping - 0.3%
CEVA Group PLC:
Credit-Linked Deposit 3.2458% 11/4/13 (e)	1,110	1,082
EGL term loan 3.2529% 11/4/13 (e)	1,890	1,843
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (e)	1,965	1,963
Tranche 2LN, term loan 10.5% 10/8/16 (e)	1,000	1,000
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (e)	33,017	33,143
		39,031
Specialty Retailing - 0.9%
Claire's Stores, Inc. term loan 2.997% 5/29/14 (e)	4,606	4,215
Michaels Stores, Inc.:
Tranche B1, term loan 2.5% 10/31/13 (e)	43,542	42,562
Tranche B2, term loan 4.75% 7/31/16 (e)	11,596	11,509
Sally Holdings LLC Tranche B, term loan 2.44% 11/16/13 (e)	27,701	27,631
Toys 'R' Us, Inc. term loan 6% 9/1/16 (e)	18,858	18,882
		104,799
Super Retail - 1.7%
Academy Ltd. Tranche B, term loan 6% 7/27/18 (e)	25,000	24,875
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (e)	4,000	3,975
Dollar General Corp.:
Tranche B1, term loan 2.9502% 7/6/14 (e)	26,244	26,179
Tranche B2, term loan 2.9367% 7/6/14 (e)	14,000	13,983
Gymboree Corp. term loan 5% 2/23/18 (e)	18,890	18,276
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	39,730	38,042
Leslie's Poolmart, Inc. Tranche B, term loan 4.5% 11/30/17 (e)	5,970	5,955
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (e)	$ 4,000	$ 3,930
Oriental Trading Co., Inc. term loan 7% 2/11/17 (e)	2,993	2,936
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	39,224	39,175
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (e)	5,000	5,007
Savers, Inc. Tranche B, term loan 4.25% 3/4/17 (e)	6,983	6,983
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	8,955	9,000
Toys 'R' US, Inc. Tranche B2, term loan 5.25% 5/25/18 (e)	9,000	8,955
		207,271
Technology - 8.0%
Avaya, Inc.:
term loan 3.005% 10/27/14 (e)	74,365	71,018
Tranche B 3LN, term loan 4.755% 10/26/17 (e)	35,820	34,656
CDW Corp. Tranche B, term loan:
3.9365% 10/10/14 (e)	17,266	16,986
4.5% 7/15/17 (e)	27,658	26,863
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (e)	27,760	27,865
CPI International, Inc. Tranche B, term loan 5% 2/11/17 (e)	5,970	5,955
Fidelity National Information Services, Inc.:
Tranche A 2LN, term loan 2.455% 7/18/14 (e)	22,979	22,921
Tranche B, term loan 5.25% 7/18/16 (e)	44,663	44,830
First Data Corp.:
term loan 4.1873% 3/24/18 (e)	14,079	12,988
Tranche B1, term loan 2.9373% 9/24/14 (e)	78,535	73,234
Tranche B2, term loan 2.9373% 9/24/14 (e)	46,841	43,680
Tranche B3, term loan 2.9373% 9/24/14 (e)	25,949	24,198
Flextronics International Ltd.:
Tranche B A1, term loan 2.4373% 10/1/14 (e)	888	875
Tranche B A2, term loan 2.4373% 10/1/14 (e)	1,367	1,346
Tranche B A3, term loan 2.4356% 10/1/14 (e)	1,595	1,571
Tranche B-A, term loan 2.4357% 10/1/14 (e)	3,091	3,045
Tranche B-B, term loan 2.4356% 10/1/12 (e)	37,540	37,259
Freescale Semiconductor, Inc. term loan 4.4356% 12/1/16 (e)	151,548	150,222
Intersil Corp. term loan 4.75% 4/27/16 (e)	6,320	6,328
Kronos, Inc.:
Tranche 1LN, term loan 1.9958% 6/11/14 (e)	5,826	5,754
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Kronos, Inc.: - continued
Tranche 2LN, term loan 5.9958% 6/11/15 (e)	$ 5,750	$ 5,693
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	937	925
MedAssets, Inc. term loan 5.25% 11/16/16 (e)	6,694	6,686
Microsemi Corp. Tranche B, term loan 4% 11/2/17 (e)	2,666	2,660
NXP BV term loan 4.5% 3/4/17 (e)	63,641	63,163
Open Text Corp. term loan 2.4373% 10/2/13 (e)	5,606	5,592
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	27,000	26,966
Rovi Corp.:
Tranche A, term loan 2.75% 2/7/16 (e)	26,733	26,666
Tranche B, term loan 4% 2/7/18 (e)	11,376	11,376
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (e)	45,205	45,205
Spansion, Inc. term loan 4.75% 2/9/15 (e)	8,432	8,432
Springboard Finance LLC term loan 7% 2/23/15 (e)	9,206	9,229
SunGard Data Systems, Inc.:
term loan:
1.9358% 2/28/14 (e)	86,191	83,390
3.8533% 2/28/16 (e)	23,384	23,325
Tranche B, term loan 3.6851% 2/28/14 (e)	17,072	16,986
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (e)	11,000	11,000
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	9,459	9,447
Verifone, Inc. Tranche B, term loan 2.94% 10/31/13 (e)	3,915	3,891
		972,226
Telecommunications - 6.2%
Asurion LLC:
term loan 9% 5/24/19 (e)	13,000	13,065
Tranche B, term loan 5.5% 5/24/18 (e)	36,000	35,597
Consolidated Communications, Inc. term loan 2.69% 12/31/14 (e)	13,068	12,611
Crown Castle International Corp. Tranche B, term loan 1.6873% 3/6/14 (e)	18,239	18,057
Digicel International Finance Ltd. term loan 2.75% 3/30/12 (e)	28,589	28,553
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	25,452	22,747
Hawaiian Telcom Communications, Inc. Tranche 1 LN, term loan 9% 10/28/15 (e)	905	926
Floating Rate Loans (g) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Intelsat Jackson Holdings SA:
term loan 3.2461% 2/1/14 (e)	$ 84,000	$ 80,115
Tranche B, term loan 5.25% 4/2/18 (e)	172,575	172,799
Knology, Inc. Tranche B, term loan 4% 8/18/17 (e)	10,064	10,002
Level 3 Financing, Inc. term loan:
2.4788% 3/13/14 (e)	50,000	47,940
11.5% 3/13/14 (e)	3,000	3,150
MetroPCS Wireless, Inc.:
Tranche B 3LN, term loan 3.9375% 3/17/18 (e)	76,518	76,518
Tranche B, term loan 4.0085% 11/3/16 (e)	14,498	14,498
NTELOS, Inc. Tranche B, term loan 4% 8/7/15 (e)	3,980	3,960
Syniverse Holdings, Inc. Tranche B, term loan 5.25% 12/21/17 (e)	29,840	29,877
Telesat Holding, Inc.:
Tranche A, term loan 3.19% 10/31/14 (e)	41,153	40,485
Tranche DD, term loan 3.19% 10/31/14 (e)	3,535	3,478
Time Warner Telecom, Inc.:
Tranche B 1LN, term loan 1.94% 1/7/13 (e)	4,677	4,660
Tranche B, term loan 3.44% 12/30/16 (e)	4,795	4,795
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	47,000	46,933
term loan 6.875% 8/11/15	41,413	41,382
Windstream Corp.:
Tranche B1, term loan 1.7365% 7/17/13 (e)	11,588	11,530
Tranche B2, term loan 2.9865% 12/17/15 (e)	21,692	21,719
		745,397
Textiles & Apparel - 0.4%
Levi Strauss & Co. term loan 2.4373% 4/4/14 (e)	3,000	2,850
Phillips-Van Heusen Corp.:
term loan 2.8125% 1/31/16 (e)	6,913	6,895
Tranche B, term loan 3.5% 5/6/16 (e)	24,264	24,325
Warnaco, Inc. Tranche B, term loan 3.75% 6/17/18 (e)	14,000	14,000
		48,070
TOTAL FLOATING RATE LOANS (Cost $9,067,741)		9,096,463
Nonconvertible Bonds - 12.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.0%
BE Aerospace, Inc. 6.875% 10/1/20	$ 2,000	$ 2,140
Air Transportation - 0.1%
Continental Airlines, Inc. 3.3779% 6/2/13 (e)	6,641	6,375
Continental Airlines, Inc. 9.25% 5/10/17	2,683	2,764
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	1,812	1,925
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,255	4,483
		15,547
Automotive - 1.6%
Accuride Corp. 9.5% 8/1/18	1,105	1,182
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,075
10.625% 3/15/18	2,880	3,211
Delphi Corp. 5.875% 5/15/19 (d)	14,610	14,756
Ford Motor Credit Co. LLC 2.9961% 1/13/12 (e)	86,750	86,533
General Motors Acceptance Corp.:
2.4539% 12/1/14 (e)	40,000	38,000
6.875% 9/15/11	34,000	34,170
GMAC LLC 6% 12/15/11	2,000	2,020
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,265
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,190
8.875% 12/1/17 (d)	2,060	2,281
		188,683
Banks & Thrifts - 1.2%
Ally Financial, Inc. 3.4658% 2/11/14 (e)	54,000	53,460
Bank of America Corp. 1.6729% 1/30/14 (e)	6,500	6,487
GMAC LLC:
2.4539% 12/1/14 (e)	72,187	68,578
6% 12/15/11	2,000	2,025
6.875% 9/15/11	9,000	9,045
7% 2/1/12	10,000	10,188
		149,783
Broadcasting - 0.0%
Univision Communications, Inc. 7.875% 11/1/20 (d)	3,230	3,331
Building Materials - 0.0%
Cemex SA de CV 5.2458% 9/30/15 (d)(e)	3,000	2,790
Cable TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18	4,440	4,795
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	$ 4,000	$ 4,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (d)(e)	25,000	26,000
DISH DBS Corp. 6.75% 6/1/21 (d)	4,000	4,130
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,120
		55,295
Chemicals - 0.7%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,360
Lyondell Chemical Co. 11% 5/1/18	3,000	3,398
NOVA Chemicals Corp. 3.542% 11/15/13 (e)	71,894	71,535
		79,293
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15	880	981
Reddy Ice Corp. 11.25% 3/15/15	2,000	2,057
		3,038
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	2,045	2,106
Berry Plastics Corp.:
4.9993% 2/15/15 (e)	48,000	47,400
8.25% 11/15/15	10,000	10,650
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	6,645	7,193
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,380
		71,729
Diversified Financial Services - 0.9%
CIT Group, Inc.:
7% 5/1/14	7,807	7,866
7% 5/4/15 (d)	5,000	5,019
Citigroup, Inc. 1.6961% 1/13/14 (e)	15,000	15,055
International Lease Finance Corp.:
5.625% 9/20/13	10,000	10,200
6.25% 5/15/19	10,000	9,982
6.375% 3/25/13	12,000	12,450
Morgan Stanley 1.853% 1/24/14 (e)	27,000	26,970
SLM Corp. 0.553% 1/27/14 (e)	23,000	21,802
		109,344
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.3%
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	$ 16,870	$ 18,346
Series B, 9.25% 12/15/17	12,485	13,640
		31,986
Electric Utilities - 0.9%
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,325
Calpine Corp. 7.5% 2/15/21 (d)	10,000	10,350
CMS Energy Corp.:
1.1993% 1/15/13 (e)	8,000	7,920
2.75% 5/15/14	7,300	7,309
6.3% 2/1/12	985	1,010
Energy Future Holdings Corp. 10% 1/15/20	64,320	67,054
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (d)	6,000	5,505
The AES Corp. 7.75% 3/1/14	3,000	3,240
		106,713
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15	6,000	6,090
Berry Petroleum Co. 6.75% 11/1/20	2,775	2,837
Continental Resources, Inc. 7.125% 4/1/21	4,000	4,280
Energy Transfer Equity LP 7.5% 10/15/20	3,000	3,225
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	3,000	3,000
LINN Energy LLC/LINN Energy Finance Corp. 8.625% 4/15/20	3,000	3,323
Precision Drilling Corp. 6.5% 12/15/21 (d)	2,795	2,851
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	4,000	4,225
Western Refining, Inc. 10.75% 6/15/14 (d)(e)	2,000	2,140
		31,971
Food & Drug Retail - 0.0%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,068
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20	4,815	5,345
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17	2,000	2,215
		7,560
Healthcare - 0.3%
DaVita, Inc. 6.375% 11/1/18	3,000	3,049
Elan Finance PLC/Elan Finance Corp. 4.3789% 12/1/13 (e)	2,000	1,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Hanger Orthopedic Group, Inc. 7.125% 11/15/18	$ 3,000	$ 3,068
HCA, Inc. 6.5% 2/15/20	4,000	4,065
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,000
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,600
Tenet Healthcare Corp. 8.875% 7/1/19	16,000	17,741
		37,518
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,000	3,068
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,055	2,086
Standard Pacific Corp. 8.375% 5/15/18	4,000	4,010
		9,164
Metals/Mining - 0.5%
CONSOL Energy, Inc. 8% 4/1/17	11,475	12,609
Drummond Co., Inc. 9% 10/15/14 (d)	10,655	11,214
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	30,705	31,893
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,609
		59,325
Paper - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (d)	3,206	3,527
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,270
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0233% 8/1/14 (e)	6,000	5,400
		12,197
Publishing/Printing - 0.0%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	5,545	5,711
Services - 0.4%
ARAMARK Corp. 3.7733% 2/1/15 (e)	12,000	11,790
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(e)	9,840	10,086
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7608% 5/15/14 (e)	30,000	29,025
		50,901
Shipping - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	4,000	3,800
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
Navios Maritime Holdings, Inc. 8.875% 11/1/17	$ 3,505	$ 3,470
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	8,055
		15,325
Steel - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,100
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	3,617	3,671
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,876
		6,547
Technology - 1.1%
Advanced Micro Devices, Inc.:
7.75% 8/1/20	2,000	2,100
8.125% 12/15/17	4,000	4,240
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	7,000	7,175
First Data Corp. 8.875% 8/15/20 (d)	3,000	3,195
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	5,960	6,526
10.125% 3/15/18 (d)	5,250	5,847
NXP BV/NXP Funding LLC 2.9993% 10/15/13 (e)	101,609	101,545
Seagate Technology International 10% 5/1/14 (d)	2,219	2,563
Spansion LLC 7.875% 11/15/17 (d)	5,140	5,294
		138,485
Telecommunications - 2.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	18,000	18,315
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	17,577
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,212
8.5% 4/15/20	7,000	7,718
GeoEye, Inc. 9.625% 10/1/15	2,505	2,843
Intelsat Ltd. 11.25% 6/15/16	4,000	4,240
iPCS, Inc.:
2.3983% 5/1/13 (e)	75,852	74,335
3.523% 5/1/14 pay-in-kind (e)	81,150	77,904
Qwest Corp.:
3.497% 6/15/13 (e)	28,000	28,665
8.375% 5/1/16	3,000	3,533
8.875% 3/15/12	3,000	3,135
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,780
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Sprint Capital Corp.: - continued
8.375% 3/15/12	$ 19,000	$ 19,713
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,000	3,330
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	4,827	5,332
		272,632
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 3.7695% 12/15/14 (e)	22,000	21,918
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,305
		26,223
TOTAL NONCONVERTIBLE BONDS (Cost $1,458,417)		1,498,399
Common Stocks - 0.5%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	3,750
Class B (a)	41,264	1,417
ION Media Networks, Inc. (a)	2,842	1,486
		6,653
Chemicals - 0.3%
LyondellBasell Industries NV Class A	1,017,792	40,162
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	337
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	1,760
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	973
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(f)	1,054,692	5,010
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	261
TOTAL COMMON STOCKS (Cost $40,582)		55,707
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	$ 0*
Money Market Funds - 14.8%

Fidelity Cash Central Fund, 0.14% (b) (Cost $1,798,703)	1,798,703,362	1,798,703
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $13,470)	$ 13,470	13,470
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $12,378,913)		12,462,742
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(346,908)
NET ASSETS - 100%		$ 12,115,834
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,756,000 or 2.0% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,010,000 or 0.0% of net assets.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $41,010,000 and $40,549,000, respectively. The coupon rate will be determined at time of settlement.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 5,812

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$13,470,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 7,077
Barclays Capital, Inc.	3,764
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,629
$ 13,470
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,160
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,396	$ 5,167	$ 5,010	$ 4,219
Financials	551	-	-	551
Materials	40,162	40,162	-	-
Telecommunication Services	261	261	-	-
Utilities	337	337	-	-
Corporate Bonds	1,498,399	-	1,496,404	1,995
Floating Rate Loans	9,096,463	-	9,096,463	-
Other	-	-	-	-
Money Market Funds	1,798,703	1,798,703	-	-
Cash Equivalents	13,470	-	13,470	-
Total Investments in Securities:	$ 12,462,742	$ 1,844,630	$ 10,611,347	$ 6,765
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,561
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	434
Cost of Purchases	1,760
Proceeds of Sales	-
Amortization/Accretion	15
Transfers in to Level 3	1,995
Transfers out of Level 3	-
Ending Balance	$ 6,765
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 434

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $12,296,536,000. Net unrealized appreciation aggregated $166,206,000, of which $251,379,000 related to appreciated investment securities and $85,173,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804847.107

HY-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 64.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.0%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (f)	$ 3,692	$ 3,454
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	5,659	4,605
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/66	7,100	8,671
Telecommunications - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	6,160	4,135
TOTAL CONVERTIBLE BONDS		20,865
Nonconvertible Bonds - 63.1%
Aerospace - 1.4%
ADS Tactical, Inc. 11% 4/1/18 (f)	930	981
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)	955	984
7.125% 3/15/21 (f)	955	988
Sequa Corp.:
11.75% 12/1/15 (f)	14,243	15,240
13.5% 12/1/15 pay-in-kind (f)	10,873	11,797
		29,990
Air Transportation - 0.7%
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	974	978
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,014	1,009
3.3779% 6/2/13 (g)	4,897	4,701
7.339% 4/19/14	1,151	1,154
Continental Airlines, Inc. 9.25% 5/10/17	1,739	1,791
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	17	16
Northwest Airlines Corp. 10% 2/1/09 (d)	1,524	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (d)	7,755	0
9.875% 3/15/07 (d)	6,255	0
United Air Lines, Inc. 9.875% 8/1/13 (f)	1,328	1,399
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	3,131	3,531
		14,579
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 2.2%
Delphi Corp.:
5.875% 5/15/19 (f)	$ 2,735	$ 2,762
6.125% 5/15/21 (f)	2,540	2,565
Exide Technologies 8.625% 2/1/18 (f)	1,189	1,213
Ford Motor Co.:
6.625% 10/1/28	245	250
7.45% 7/16/31	8,165	9,295
Ford Motor Credit Co. LLC:
5.75% 2/1/21	8,184	8,194
5.875% 8/2/21	5,875	5,954
General Motors Acceptance Corp. 8% 11/1/31	3,915	4,211
General Motors Corp.:
6.75% 5/1/28 (d)	547	6
7.125% 7/15/13 (d)	1,583	17
7.2% 1/15/11 (d)	3,997	44
7.4% 9/1/25 (d)	273	3
7.7% 4/15/16 (d)	980	11
8.25% 7/15/23 (d)	7,625	83
8.375% 7/15/33 (d)	23,416	255
General Motors Financial Co., Inc. 6.75% 6/1/18 (f)	6,815	6,917
International Automotive Components Group SA 9.125% 6/1/18 (f)	2,915	2,988
Tenneco, Inc. 6.875% 12/15/20	3,362	3,454
		48,222
Banks & Thrifts - 2.1%
GMAC LLC:
8% 12/31/18	17,899	19,062
8% 11/1/31	23,792	25,457
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	25
		44,544
Broadcasting - 0.8%
AMC Networks, Inc. 7.75% 7/15/21 (f)	3,005	3,140
Clear Channel Communications, Inc.:
5% 3/15/12	7,100	7,100
5.5% 9/15/14	3,890	3,258
5.5% 12/15/16	1,938	1,221
Gray Television, Inc. 10.5% 6/29/15	1,317	1,366
Univision Communications, Inc. 6.875% 5/15/19 (f)	1,810	1,796
		17,881
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - 0.3%
Associated Materials LLC 9.125% 11/1/17	$ 1,054	$ 1,065
Building Materials Corp. of America 6.75% 5/1/21 (f)	4,370	4,457
Masonite International Corp. 8.25% 4/15/21 (f)	870	877
		6,399
Cable TV - 1.5%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)	1,214	1,263
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125% 4/30/20	4,516	4,956
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	1,583	1,682
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	9,145	10,791
DISH DBS Corp. 6.75% 6/1/21 (f)	5,260	5,431
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (f)	705	726
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	7,100	7,100
		31,949
Capital Goods - 0.1%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,362
Chemicals - 0.3%
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	1,235	1,297
Lyondell Chemical Co. 11% 5/1/18	995	1,127
Polymer Group, Inc. 7.75% 2/1/19 (f)	877	903
Solutia, Inc. 8.75% 11/1/17	856	950
TPC Group LLC 8.25% 10/1/17 (f)	1,189	1,263
		5,540
Consumer Products - 0.3%
Reddy Ice Corp. 11.25% 3/15/15	6,095	6,270
Containers - 1.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)	2,465	2,527
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	646	665
9.125% 10/15/20 (f)	2,279	2,404
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)	2,954	3,035
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16 (f)	4,480	4,570
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer SA:
7.125% 4/15/19 (f)	$ 1,551	$ 1,516
9% 4/15/19 (f)	1,775	1,731
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)	2,144	2,074
8.25% 2/15/21 (f)	2,144	1,994
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (f)	2,015	2,048
9.875% 8/15/19 (f)	305	310
		22,874
Diversified Financial Services - 8.1%
Aircastle Ltd. 9.75% 8/1/18	1,065	1,177
CIT Group, Inc.:
6.625% 4/1/18 (f)	5,055	5,308
7% 5/4/15 (f)	16,561	16,623
7% 5/2/16 (f)	12,485	12,501
7% 5/2/17 (f)	39,075	39,121
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	10,650	10,996
Ineos Finance PLC 9% 5/15/15 (f)	1,754	1,872
International Lease Finance Corp.:
5.25% 1/10/13	4,093	4,154
5.625% 9/20/13	2,950	3,009
5.65% 6/1/14	351	356
5.75% 5/15/16	2,770	2,735
5.875% 5/1/13	4,125	4,238
6.25% 5/15/19	4,570	4,562
6.625% 11/15/13	10,401	10,817
6.75% 9/1/16 (f)	3,294	3,508
7.125% 9/1/18 (f)	10,309	11,031
8.25% 12/15/20	4,452	4,942
8.625% 9/15/15	6,092	6,823
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	2,364	2,204
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)	4,970	5,467
SLM Corp.:
8% 3/25/20	4,760	5,177
8.45% 6/15/18	10,025	11,212
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	$ 5,080	$ 5,772
WM Finance Corp. 9.5% 6/15/16 (f)	800	848
		174,453
Diversified Media - 0.9%
Checkout Holding Corp. 0% 11/15/15 (f)	8,930	5,726
Clear Channel Worldwide Holdings, Inc. Series A, 9.25% 12/15/17	1,012	1,101
Lamar Media Corp. 7.875% 4/15/18	1,810	1,923
Liberty Media Corp.:
8.25% 2/1/30	469	461
8.5% 7/15/29	529	526
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (f)	4,395	4,659
11.5% 5/1/16	2,313	2,695
11.625% 2/1/14	1,424	1,655
		18,746
Electric Utilities - 5.3%
Calpine Corp. 7.875% 1/15/23 (f)	18,701	19,496
Energy Future Holdings Corp. 10% 1/15/20	8,903	9,281
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	15,332	16,060
11% 10/1/21 (f)	10,347	10,037
GenOn Energy, Inc. 9.875% 10/15/20	3,110	3,289
Intergen NV 9% 6/30/17 (f)	23,189	24,464
Mirant Americas Generation LLC 8.5% 10/1/21	10,565	10,803
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (f)	4,572	5,052
Puget Energy, Inc. 6% 9/1/21 (f)	3,175	3,175
The AES Corp. 7.375% 7/1/21 (f)	2,400	2,484
TXU Corp.:
5.55% 11/15/14	7,735	5,724
6.5% 11/15/24	5,691	2,504
6.55% 11/15/34	4,295	1,825
		114,194
Energy - 5.2%
ATP Oil & Gas Corp. 11.875% 5/1/15	12,620	12,809
Calfrac Holdings LP 7.5% 12/1/20 (f)	2,002	2,062
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (f)	$ 945	$ 972
Covanta Holding Corp. 7.25% 12/1/20	2,684	2,914
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)	1,265	1,259
Edgen Murray Corp. 12.25% 1/15/15	9,652	9,724
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,660
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (f)	2,515	2,597
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	10,190	10,190
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,435	2,350
Forbes Energy Services Ltd. 9% 6/15/19 (f)	2,080	2,080
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)	1,200	1,251
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	10,174	10,683
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (f)	2,740	2,726
8.625% 4/15/20	6,212	6,880
Offshore Group Investment Ltd.:
11.5% 8/1/15	3,923	4,325
11.5% 8/1/15 (f)	965	1,064
Oil States International, Inc. 6.5% 6/1/19 (f)	2,140	2,194
Petroleum Development Corp. 12% 2/15/18	5,637	6,285
Precision Drilling Corp.:
6.5% 12/15/21 (f)	495	505
6.625% 11/15/20	2,205	2,282
Pride International, Inc. 6.875% 8/15/20	1,839	2,206
RDS Ultra-Deepwater Ltd. 11.875% 3/15/17 (f)	2,175	2,398
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	3,493	3,690
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,364
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)	873	921
Venoco, Inc. 11.5% 10/1/17	5,041	5,583
Western Refining, Inc. 11.25% 6/15/17 (f)	7,100	8,076
		111,050
Entertainment/Film - 0.2%
Cinemark USA, Inc. 7.375% 6/15/21 (f)	1,085	1,088
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	$ 1,484	$ 1,603
National Cinemedia LLC 7.875% 7/15/21 (f)	2,050	2,091
		4,782
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	1,225	1,360
Food & Drug Retail - 1.5%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	15,867	16,184
9.5% 6/15/17	12,514	11,575
Tops Markets LLC 10.125% 10/15/15	3,504	3,719
		31,478
Gaming - 2.1%
Ameristar Casinos, Inc. 7.5% 4/15/21 (f)	4,150	4,316
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (f)	3,035	3,164
Harrah's Operating Co., Inc. 11.25% 6/1/17	5,680	6,231
MCE Finance Ltd. 10.25% 5/15/18	6,124	6,920
MGM Mirage, Inc.:
6.625% 7/15/15	9,379	9,074
6.875% 4/1/16	820	783
7.5% 6/1/16	8,463	8,294
9% 3/15/20	2,258	2,506
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (f)(g)	3,095	2,971
Station Casinos, Inc.:
6% 4/1/12 (d)	5,550	1
7.75% 8/15/16 (d)	6,150	1
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)	330	345
		44,606
Healthcare - 7.3%
American Renal Holdings, Inc. 8.375% 5/15/18	1,235	1,278
Aviv Healthcare Properties LP 7.75% 2/15/19 (f)	1,806	1,838
CDRT Merger Sub, Inc. 8.125% 6/1/19 (f)	3,470	3,470
DaVita, Inc.:
6.375% 11/1/18	2,439	2,479
6.625% 11/1/20	2,109	2,151
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Giant Funding Corp. 8.25% 2/1/18 (f)	$ 2,733	$ 2,897
HCA Holdings, Inc. 7.75% 5/15/21 (f)	32,206	32,609
HCA, Inc.:
6.5% 2/15/20	16,395	16,661
7.5% 2/15/22	10,185	10,325
9.875% 2/15/17	603	677
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (f)	7,475	7,317
Multiplan, Inc. 9.875% 9/1/18 (f)	4,604	4,949
Omega Healthcare Investors, Inc. 6.75% 10/15/22	2,631	2,677
Rotech Healthcare, Inc.:
10.5% 3/15/18	1,416	1,391
10.75% 10/15/15	1,218	1,337
Teleflex, Inc. 6.875% 6/1/19	2,515	2,590
Tenet Healthcare Corp.:
6.875% 11/15/31	11,513	9,556
8.875% 7/1/19	4,434	4,916
UHS Escrow Corp. 7% 10/1/18	561	583
Valeant Pharmaceuticals International:
6.5% 7/15/16 (f)	11,009	10,789
6.75% 8/15/21 (f)	6,697	6,329
7.25% 7/15/22 (f)	8,709	8,448
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	2,151	2,194
Vanguard Health Systems, Inc. 0% 2/1/16	1,170	772
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (g)	18,239	19,059
		157,292
Homebuilders/Real Estate - 0.2%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,214	1,241
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	5,698	3,134
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	905	919
		5,294
Insurance - 0.2%
UnumProvident Corp.:
6.75% 12/15/28	3,418	3,363
7.19% 2/1/28	813	843
USI Holdings Corp. 9.75% 5/15/15 (f)	1,100	1,089
		5,295
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - 0.1%
NCL Corp. Ltd. 9.5% 11/15/18 (f)	$ 788	$ 865
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (f)	375	393
		1,258
Metals/Mining - 1.4%
Alpha Natural Resources, Inc.:
6% 6/1/19	4,365	4,474
6.25% 6/1/21	2,510	2,573
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	760	756
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)	1,215	1,248
Calcipar SA 6.875% 5/1/18 (f)	1,070	1,079
FMG Resources (August 2006) Pty Ltd. 6.375% 2/1/16 (f)	12,972	13,182
Novelis, Inc. 8.375% 12/15/17	2,922	3,200
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)	1,857	1,941
SunCoke Energy, Inc. 7.625% 8/1/19 (f)	695	711
		29,164
Paper - 0.6%
ABI Escrow Corp. 10.25% 10/15/18 (f)	7,927	8,720
Clearwater Paper Corp. 7.125% 11/1/18	664	691
Mercer International, Inc. 9.5% 12/1/17	1,668	1,781
Sappi Papier Holding AG 6.625% 4/15/21 (f)	555	543
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0233% 8/1/14 (g)	1,285	1,157
		12,892
Publishing/Printing - 0.6%
Cadmus Communications Corp. 8.375% 6/15/14	2,315	2,107
Cenveo Corp. 7.875% 12/1/13	8,215	7,825
Sheridan Group, Inc. 12.5% 4/15/14 (f)	2,720	2,502
		12,434
Restaurants - 0.1%
Landry's Restaurants, Inc. 11.625% 12/1/15	1,005	1,090
Roadhouse Financing, Inc. 10.75% 10/15/17	1,937	2,000
		3,090
Services - 1.3%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(g)	3,045	3,121
Audatex North America, Inc. 6.75% 6/15/18 (f)	2,355	2,426
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	$ 3,768	$ 3,843
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	8,829	9,182
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(g)	7,100	7,455
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)	1,770	1,832
		27,859
Shipping - 1.3%
CEVA Group PLC:
8.375% 12/1/17 (f)	8,786	8,885
11.5% 4/1/18 (f)	1,742	1,833
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,409	1,339
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (f)	2,339	2,175
8.875% 11/1/17	1,903	1,884
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (f)	750	720
Swift Services Holdings, Inc. 10% 11/15/18	4,303	4,680
Western Express, Inc. 12.5% 4/15/15 (f)	6,070	5,675
		27,191
Steel - 0.1%
Aperam:
7.375% 4/1/16 (f)	675	672
7.75% 4/1/18 (f)	555	552
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	1,562	1,621
		2,845
Super Retail - 0.7%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)	1,055	1,076
Asbury Automotive Group, Inc.:
7.625% 3/15/17	710	708
8.375% 11/15/20 (f)	788	814
Burlington Coat Factory Warehouse Corp. 10% 2/15/19 (f)	3,090	3,098
Michaels Stores, Inc. 7.75% 11/1/18	2,265	2,242
NBC Acquisition Corp. 11% 3/15/13	4,683	328
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)	4,544	4,885
Sonic Automotive, Inc. 9% 3/15/18	1,274	1,347
		14,498
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - 5.8%
Avaya, Inc.:
7% 4/1/19 (f)	$ 8,502	$ 8,300
10.125% 11/1/15 pay-in-kind (g)	10,805	11,076
CDW Escrow Corp. 8.5% 4/1/19 (f)	5,430	5,349
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)	2,915	3,068
Ceridian Corp. 12.25% 11/15/15 pay-in-kind (g)	5,495	5,660
Eastman Kodak Co.:
9.75% 3/1/18 (f)	3,175	2,635
10.625% 3/15/19 (f)	2,665	2,225
First Data Corp. 7.375% 6/15/19 (f)	4,865	4,889
Freescale Semiconductor, Inc.:
8.05% 2/1/20 (f)	6,045	6,075
9.25% 4/15/18 (f)	5,222	5,718
10.125% 12/15/16	6,008	6,459
10.125% 3/15/18 (f)	11,261	12,541
Lucent Technologies, Inc.:
6.45% 3/15/29	22,470	20,279
6.5% 1/15/28	5,415	4,874
NXP BV/NXP Funding LLC:
9.75% 8/1/18 (f)	1,956	2,205
10% 7/15/13 (f)	6,514	7,296
Spansion LLC:
7.875% 11/15/17 (f)	1,601	1,649
11.25% 1/15/16 (d)(f)	15,415	3,139
SS&C Technologies, Inc. 11.75% 12/1/13	1,099	1,136
SunGard Data Systems, Inc. 7.625% 11/15/20	2,403	2,451
Telcordia Technologies, Inc. 11% 5/1/18 (f)	2,368	2,978
Viasystems, Inc. 12% 1/15/15 (f)	2,929	3,215
		123,217
Telecommunications - 9.0%
Citizens Communications Co. 7.875% 1/15/27	4,949	4,801
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	16,731	17,024
Clearwire Escrow Corp. 12% 12/1/15 (f)	7,892	8,168
Digicel Group Ltd.:
8.875% 1/15/15 (f)	18,155	18,427
10.5% 4/15/18 (f)	1,573	1,758
EH Holding Corp. 6.5% 6/15/19 (f)	10,170	10,462
Frontier Communications Corp. 8.25% 4/15/17	3,958	4,364
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)	$ 14,765	$ 14,913
7.5% 4/1/21 (f)	8,085	8,206
Level 3 Escrow, Inc. 8.125% 7/1/19 (f)	4,000	4,035
Nextel Communications, Inc. 7.375% 8/1/15	15,198	15,198
NII Capital Corp. 7.625% 4/1/21	7,015	7,366
Satmex Escrow SA de CV 9.5% 5/15/17 (f)	710	728
Sprint Capital Corp.:
6.875% 11/15/28	20,033	18,931
6.9% 5/1/19	16,951	17,332
Sprint Nextel Corp. 6% 12/1/16	25,599	25,599
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	2,581	2,575
11.75% 7/15/17 (f)	7,100	7,881
Windstream Corp. 7.5% 4/1/23	5,506	5,520
		193,288
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20	3,994	3,964
TOTAL NONCONVERTIBLE BONDS		1,349,860
TOTAL CORPORATE BONDS (Cost $1,327,337)		1,370,725
Common Stocks - 16.1%
	Shares
Air Transportation - 0.2%
Delta Air Lines, Inc. (a)	599,181	4,728
Automotive - 3.2%
Dana Holding Corp. (a)	585,000	9,752
Delphi Corp. Class B (a)	655	15,720
Exide Technologies (a)	1,775,000	12,709
General Motors Co.	153,333	4,244
General Motors Co.:
warrants 7/10/16 (a)	139,393	2,625
warrants 7/10/19 (a)	139,393	1,894
Tenneco, Inc. (a)	204,200	8,156
TRW Automotive Holdings Corp. (a)	281,200	14,192
		69,292
Common Stocks - continued
	Shares	Value (000s)
Banks & Thrifts - 0.3%
CIT Group, Inc. (a)	150,000	$ 5,961
Washington Mutual, Inc. (a)(i)	505,500	48
		6,009
Broadcasting - 0.0%
Gray Television, Inc. (a)	494,070	1,201
Chemicals - 2.2%
LyondellBasell Industries NV Class A	367,079	14,485
PolyOne Corp.	500,000	7,750
The Mosaic Co.	175,000	12,376
Tronox, Inc.	35,922	5,318
Westlake Chemical Corp.	125,000	6,469
		46,398
Consumer Products - 0.2%
Sealy Corp., Inc. (a)(e)	2,421,636	5,303
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	3,976
Diversified Financial Services - 0.1%
Station Holdco LLC (a)(h)(i)	1,801,739	1,802
Electric Utilities - 0.9%
The AES Corp. (a)	1,502,509	18,496
Energy - 1.1%
El Paso Corp.	551,227	11,328
Kinder Morgan Holding Co. LLC (e)	84,000	2,371
Kodiak Oil & Gas Corp. (a)(e)	1,564,251	10,621
		24,320
Food & Drug Retail - 0.0%
Teavana Holdings, Inc.	2,900	82
Gaming - 0.5%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(e)	652,625	9,874
Healthcare - 2.2%
Catalyst Health Solutions, Inc. (a)	113,900	7,464
Express Scripts, Inc. (a)	300,000	16,278
Tenet Healthcare Corp. (a)	4,057,534	22,560
		46,302
Homebuilders/Real Estate - 0.1%
Sabra Health Care REIT, Inc.	107,889	1,555
Leisure - 0.7%
Cedar Fair LP (depository unit)	710,000	14,157
Metals/Mining - 0.1%
SunCoke Energy, Inc.	170,000	2,912
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(i)	332,878	$ 1,581
HMH Holdings, Inc. warrants 3/9/17 (a)(i)	182,417	91
		1,672
Super Retail - 0.8%
AerCap Holdings NV (a)	710,000	8,747
Macy's, Inc.	284,000	8,199
		16,946
Technology - 3.1%
Amkor Technology, Inc. (a)(e)	815,700	4,348
Eastman Kodak Co. (a)(e)	1,100,000	2,640
Facebook, Inc. Class B (a)(i)	96,094	2,402
Flextronics International Ltd. (a)	1,997,300	12,883
Freescale Semiconductor Holdings I Ltd.	161,900	2,644
JDA Software Group, Inc. (a)	33,276	930
Marvell Technology Group Ltd. (a)	750,000	11,115
NXP Semiconductors NV	125,300	2,478
Oracle Corp.	300,000	9,174
Spansion, Inc. Class A (a)	591,735	10,758
Viasystems Group, Inc. (a)	60,987	1,369
Xerox Corp.	710,000	6,624
		67,365
Telecommunications - 0.1%
DigitalGlobe, Inc. (a)	65,090	1,700
Pendrell Corp. (a)	37,472	105
		1,805
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	42,253	353
TOTAL COMMON STOCKS (Cost $356,316)		344,548
Preferred Stocks - 5.5%

Convertible Preferred Stocks - 3.0%
Automotive - 0.6%
General Motors Co. 4.75%	261,000	12,061
Banks & Thrifts - 0.5%
Wells Fargo & Co. 7.50%	10,309	10,945
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Diversified Financial Services - 0.5%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (f)	335,000	$ 3,828
Citigroup, Inc. 7.50%	66,200	7,424
		11,252
Electric Utilities - 0.3%
PPL Corp.:
8.75%	96,400	5,139
9.50%	44,400	2,490
		7,629
Energy - 0.1%
Apache Corp. 6.00%	21,900	1,427
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00%	5,000	4,737
Homebuilders/Real Estate - 0.4%
Health Care REIT, Inc. Series I, 6.50%	147,600	7,767
Metals/Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	165,700	8,189
TOTAL CONVERTIBLE PREFERRED STOCKS		64,007
Nonconvertible Preferred Stocks - 2.5%
Banks & Thrifts - 0.7%
GMAC LLC 7.00% (f)	16,214	14,512
Consumer Products - 1.2%
Revlon, Inc. Series A 12.75%	4,464,520	25,626
Diversified Financial Services - 0.6%
GMAC Capital Trust I Series 2, 8.125%	557,547	14,284
TOTAL NONCONVERTIBLE PREFERRED STOCKS		54,422
TOTAL PREFERRED STOCKS (Cost $165,646)		118,429
Floating Rate Loans - 10.3%
	Principal Amount (000s)
Aerospace - 0.5%
Sequa Corp. term loan 3.5003% 12/3/14 (g)	$ 10,268	10,101
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.6873% 3/23/14 (g)	$ 6,850	$ 6,182
Broadcasting - 1.0%
Univision Communications, Inc. term loan 4.4373% 3/31/17 (g)	22,232	21,009
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (g)	6,610	6,618
Electric Utilities - 1.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7282% 10/10/17 (g)	42,594	31,892
Energy - 0.3%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (g)	6,267	6,243
Food/Beverage/Tobacco - 0.4%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (g)	8,893	8,826
Gaming - 0.2%
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (g)	3,468	3,616
Healthcare - 0.1%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (g)	3,312	3,287
Homebuilders/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 4.4356% 10/10/16 (g)	491	445
term loan 4.5183% 10/10/16 (g)	8,917	8,092
		8,537
Leisure - 0.2%
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (g)	5,292	5,305
Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 5.5% 4/25/17 (g)	8,504	8,504
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (d)	8,620	172
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.4%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4985% 6/14/13 (g)	$ 811	$ 781
term loan 2.5% 6/14/14 (g)	7,957	7,658
		8,439
Shipping - 0.2%
CEVA Group PLC:
Credit-Linked Deposit 3.2458% 11/4/13 (g)	306	298
EGL term loan 3.2529% 11/4/13 (g)	3,033	2,957
term loan 3.2529% 11/4/13 (g)	368	359
		3,614
Specialty Retailing - 0.2%
Eddie Bauer Holdings, Inc. term loan 4/1/14 (d)	634	0
Michaels Stores, Inc. Tranche B1, term loan 2.5% 10/31/13 (g)	5,497	5,373
Super Retail - 0.4%
Academy Ltd. Tranche B, term loan 6% 7/27/18 (g)	1,950	1,940
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (g)	6,867	6,902
		8,842
Technology - 1.2%
First Data Corp. Tranche B1, term loan 2.9373% 9/24/14 (g)	5,575	5,199
Freescale Semiconductor, Inc. term loan 4.4356% 12/1/16 (g)	13,374	13,257
Kronos, Inc. Tranche 2LN, term loan 5.9958% 6/11/15 (g)	3,521	3,486
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (g)	3,123	3,201
		25,143
Telecommunications - 2.3%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (g)	4,140	4,182
Asurion LLC:
term loan 9% 5/24/19 (g)	9,360	9,407
Tranche B, term loan 5.5% 5/24/18 (g)	15,000	14,832
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	$ 18,220	$ 18,194
term loan 6.875% 8/11/15	2,224	2,222
		48,837
TOTAL FLOATING RATE LOANS (Cost $230,101)		220,540
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	93,405,220	93,405
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	27,273,607	27,274
TOTAL MONEY MARKET FUNDS (Cost $120,679)		120,679
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,200,079)		2,174,921
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(35,180)
NET ASSETS - 100%		$ 2,139,741
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $697,860,000 or 32.6% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,227,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 2,403
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 9,881
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 53
Station Holdco LLC	6/17/11	$ 1,706
Washington Mutual, Inc.	10/3/08	$ 77
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 104
Fidelity Securities Lending Cash Central Fund	21
Total	$ 125
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 39,360	$ -	$ 57,457	$ -	$ -
Sealy Corp., Inc.	15,780	-	9,855	-	-
Total	$ 55,140	$ -	$ 67,312	$ -	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 124,834	$ 107,089	$ 17,301	$ 444
Consumer Staples	25,626	-	-	25,626
Energy	25,747	25,747	-	-
Financials	68,126	40,217	26,107	1,802
Health Care	51,039	46,302	4,737	-
Industrials	15,175	15,175	-	-
Information Technology	64,725	62,323	-	2,402
Materials	61,475	52,181	5,318	3,976
Telecommunication Services	105	105	-	-
Utilities	26,125	20,986	5,139	-
Corporate Bonds	1,370,725	-	1,367,140	3,585
Floating Rate Loans	220,540	-	220,540	-
Money Market Funds	120,679	120,679	-	-
Total Investments in Securities:	$ 2,174,921	$ 490,804	$ 1,646,282	$ 37,835
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 625
Total Realized Gain (Loss)	(12,962)
Total Unrealized Gain (Loss)	14,040
Cost of Purchases	-
Proceeds of Sales	(1,259)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 444
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 21
Equities - Consumer Staples
Beginning Balance	$ 25,537
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	89
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,626
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 89
Equities - Financials
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	96
Cost of Purchases	1,706
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,802
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 96
Equities - Information Technology
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	2,403
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,402
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (1)
Equities - Materials
Beginning Balance	$ 3,327
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	649
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,976
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ 649
Equities - Telecommunication Services
Beginning Balance	$ 694
Total Realized Gain (Loss)	(4,096)
Total Unrealized Gain (Loss)	3,724
Cost of Purchases	-
Proceeds of Sales	(322)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ -
Corporate Bonds
Beginning Balance	$ 16,878
Total Realized Gain (Loss)	(731)
Total Unrealized Gain (Loss)	(10,862)
Cost of Purchases	19,165
Proceeds of Sales	(20,017)
Amortization/Accretion	(849)
Transfers in to Level 3	1
Transfers out of Level 3	-
Ending Balance	$ 3,585
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (10,862)
Floating Rate Loans
Beginning Balance	$ 81
Total Realized Gain (Loss)	10
Total Unrealized Gain (Loss)	(47)
Cost of Purchases	-
Proceeds of Sales	(44)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (47)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $2,186,700,000. Net unrealized depreciation aggregated $11,779,000, of which $164,357,000 related to appreciated investment securities and $176,136,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804861.107

AHI-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.5%
	Principal Amount	Value
Aerospace - 1.0%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 955,000	$ 1,021,850
8.5% 7/1/18	3,450,000	3,807,938
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (c)	1,845,000	1,900,350
TransDigm, Inc. 7.75% 12/15/18 (c)	1,655,000	1,762,575
		8,492,713
Air Transportation - 2.5%
Air Canada 9.25% 8/1/15 (c)	1,355,000	1,388,875
American Airlines, Inc. 7.5% 3/15/16 (c)	2,570,000	2,499,325
AMR Corp. 9% 8/1/12	775,000	793,364
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,461,808	1,512,971
6.75% 9/15/15 (c)	4,010,000	4,064,937
Continental Airlines, Inc. 9.25% 5/10/17	1,909,614	1,966,903
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,375,000	1,292,500
6.75% 11/23/15	1,375,000	1,320,000
8.021% 8/10/22	1,508,290	1,525,334
8.954% 8/10/14	1,280,099	1,307,365
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	456,470	456,470
United Air Lines, Inc. 9.875% 8/1/13 (c)	485,000	511,045
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,064,589	1,000,714
9.75% 1/15/17	1,489,648	1,679,578
12% 1/15/16 (c)	512,323	559,713
		21,879,094
Automotive - 4.2%
American Axle & Manufacturing, Inc. 7.875% 3/1/17	1,765,000	1,804,713
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (c)	1,285,000	1,246,450
8.25% 6/15/21 (c)	1,285,000	1,246,450
Dana Holding Corp.:
6.5% 2/15/19	520,000	525,200
6.75% 2/15/21	345,000	350,175
Delphi Corp.:
5.875% 5/15/19 (c)	2,475,000	2,499,750
6.125% 5/15/21 (c)	1,005,000	1,015,050
Ford Motor Co. 7.45% 7/16/31	3,225,000	3,671,498
Ford Motor Credit Co. LLC:
5% 5/15/18	2,135,000	2,118,988
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Credit Co. LLC: - continued
5.625% 9/15/15	$ 2,440,000	$ 2,562,000
5.875% 8/2/21	1,460,000	1,479,710
6.625% 8/15/17	2,745,000	2,950,875
7% 4/15/15	2,330,000	2,522,225
8% 12/15/16	1,975,000	2,263,832
12% 5/15/15	4,250,000	5,280,625
General Motors Financial Co., Inc. 6.75% 6/1/18 (c)	1,800,000	1,827,000
Tenneco, Inc.:
6.875% 12/15/20	1,405,000	1,443,638
7.75% 8/15/18	1,160,000	1,215,100
		36,023,279
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
3.4658% 2/11/14 (d)	2,635,000	2,608,650
4.5% 2/11/14	2,520,000	2,507,400
6.25% 12/1/17	1,235,000	1,245,868
8% 3/15/20	920,000	991,300
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	1,195,000	1,162,138
GMAC LLC 8% 12/31/18	1,695,000	1,805,175
Regions Bank 7.5% 5/15/18	2,020,000	2,113,556
Zions Bancorp. 7.75% 9/23/14	725,000	798,999
		13,233,086
Broadcasting - 2.0%
Allbritton Communications Co. 8% 5/15/18	2,080,000	2,132,000
AMC Networks, Inc. 7.75% 7/15/21 (c)	1,240,000	1,295,800
Citadel Broadcasting Corp. 7.75% 12/15/18 (c)	2,125,000	2,273,750
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,900,000	1,591,250
11% 8/1/16 pay-in-kind (d)	1,267,825	1,115,686
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	3,075,000	3,228,750
Univision Communications, Inc.:
6.875% 5/15/19 (c)	1,310,000	1,300,175
7.875% 11/1/20 (c)	825,000	850,781
8.5% 5/15/21 (c)	3,520,000	3,476,000
		17,264,192
Building Materials - 0.8%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	1,725,000	1,759,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Building Materials Corp. of America: - continued
6.875% 8/15/18 (c)	$ 3,305,000	$ 3,437,200
Headwaters, Inc. 7.625% 4/1/19	1,860,000	1,762,350
		6,959,050
Cable TV - 3.3%
Cablevision Systems Corp.:
7.75% 4/15/18	1,125,000	1,203,750
8.625% 9/15/17	3,160,000	3,491,800
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,735,000	2,728,163
7% 1/15/19	1,600,000	1,652,000
7% 1/15/19 (c)	655,000	674,650
7.25% 10/30/17	2,635,000	2,779,925
7.875% 4/30/18	2,520,000	2,721,600
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	6,250,000	6,640,625
CSC Holdings LLC 8.625% 2/15/19	400,000	461,480
Insight Communications, Inc. 9.375% 7/15/18 (c)	3,060,000	3,297,150
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (c)	660,000	679,800
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	2,065,000	2,065,000
		28,395,943
Capital Goods - 0.9%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,795,000	2,941,738
Griffon Corp. 7.125% 4/1/18 (c)	2,210,000	2,210,000
SPX Corp. 6.875% 9/1/17 (c)	2,710,000	2,886,150
		8,037,888
Chemicals - 1.3%
Celanese US Holdings LLC 6.625% 10/15/18	1,015,000	1,103,813
Huntsman International LLC 8.625% 3/15/20	1,375,000	1,529,688
INEOS Group Holdings PLC 8.5% 2/15/16 (c)	2,110,000	2,115,275
LBI Escrow Corp. 8% 11/1/17 (c)	1,025,000	1,162,145
Lyondell Chemical Co. 11% 5/1/18	3,210,000	3,635,325
NOVA Chemicals Corp. 3.542% 11/15/13 (d)	1,630,000	1,621,850
		11,168,096
Consumer Products - 0.6%
NBTY, Inc. 9% 10/1/18	2,910,000	3,099,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Consumer Products - continued
Reddy Ice Corp. 11.25% 3/15/15	$ 745,000	$ 766,382
Visant Corp. 10% 10/1/17	1,135,000	1,157,700
		5,023,232
Containers - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (c)	810,000	823,203
9.875% 8/15/19 (c)	960,000	974,400
		1,797,603
Diversified Financial Services - 6.6%
Aircastle Ltd. 9.75% 8/1/18	2,770,000	3,060,850
CIT Group, Inc.:
5.25% 4/1/14 (c)	1,750,000	1,758,750
6.625% 4/1/18 (c)	875,000	918,750
7% 5/1/14	1,759,381	1,772,576
7% 5/1/15	868	871
7% 5/4/15 (c)	3,154,000	3,165,828
7% 5/1/16	115	115
7% 5/2/16 (c)	3,783,000	3,787,729
7% 5/1/17	825,361	826,393
7% 5/2/17 (c)	8,511,000	8,521,606
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	4,405,000	4,570,188
8% 1/15/18	3,860,000	3,985,450
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	870,000	739,500
Ineos Finance PLC 9% 5/15/15 (c)	1,725,000	1,841,438
International Lease Finance Corp.:
5.65% 6/1/14	900,000	913,500
5.75% 5/15/16	1,105,000	1,091,188
6.75% 9/1/16 (c)	1,360,000	1,448,400
8.625% 9/15/15	4,640,000	5,196,800
8.75% 3/15/17	2,520,000	2,822,400
8.875% 9/1/17	3,060,000	3,434,850
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	1,465,000	1,611,500
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	2,930,000	3,329,066
WM Finance Corp.:
9.5% 6/15/16 (c)	320,000	339,200
11.5% 10/1/18 (c)	1,885,000	1,899,138
		57,036,086
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 2.0%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(d)	$ 2,885,000	$ 3,050,888
Checkout Holding Corp. 0% 11/15/15 (c)	755,000	484,106
Clear Channel Worldwide Holdings, Inc. Series B, 9.25% 12/15/17	2,015,000	2,201,388
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (c)	3,670,000	3,890,200
11.5% 5/1/16	941,000	1,096,265
11.625% 2/1/14	1,317,000	1,531,013
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,787,750
7.75% 3/15/16	2,425,000	2,503,813
		17,545,423
Electric Utilities - 5.4%
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	3,580,000	3,870,875
Dynegy Holdings, Inc. 7.5% 6/1/15	2,155,000	1,540,825
GenOn Energy, Inc.:
9.5% 10/15/18	1,450,000	1,522,500
9.875% 10/15/20	1,400,000	1,480,500
Intergen NV 9% 6/30/17 (c)	2,470,000	2,605,850
IPALCO Enterprises, Inc. 5% 5/1/18 (c)	980,000	980,196
Mirant Americas Generation LLC:
8.5% 10/1/21	3,410,000	3,486,725
9.125% 5/1/31	3,815,000	3,815,000
NSG Holdings II, LLC 7.75% 12/15/25 (c)	8,320,000	8,236,800
NV Energy, Inc. 6.25% 11/15/20	2,125,000	2,257,813
Otter Tail Corp. 9% 12/15/16	1,675,000	1,791,580
Puget Energy, Inc. 6.5% 12/15/20	2,115,000	2,189,025
RRI Energy, Inc. 7.625% 6/15/14	5,550,000	5,772,000
The AES Corp.:
7.375% 7/1/21 (c)	950,000	983,250
7.75% 10/15/15	1,630,000	1,748,175
8% 10/15/17	3,010,000	3,235,750
9.75% 4/15/16	905,000	1,036,225
		46,553,089
Energy - 10.4%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19 (e)	1,470,000	1,475,586
6.5% 5/20/21	2,205,000	2,271,150
Antero Resources Finance Corp.:
7.25% 8/1/19 (c)	1,855,000	1,882,825
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Antero Resources Finance Corp.: - continued
9.375% 12/1/17	$ 2,900,000	$ 3,175,500
Calfrac Holdings LP 7.5% 12/1/20 (c)	1,705,000	1,756,150
Covanta Holding Corp. 7.25% 12/1/20	2,320,000	2,518,536
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (c)	940,000	935,300
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	1,205,000	1,310,438
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,593,875
Drummond Co., Inc. 7.375% 2/15/16	4,705,000	4,857,913
Edgen Murray Corp. 12.25% 1/15/15	2,750,000	2,770,625
Energy Transfer Equity LP 7.5% 10/15/20	1,845,000	1,983,375
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19 (c)	825,000	851,813
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	4,280,000	4,280,000
Exterran Holdings, Inc. 7.25% 12/1/18 (c)	3,260,000	3,308,900
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	485,000	468,025
Forbes Energy Services Ltd. 9% 6/15/19 (c)	2,640,000	2,640,000
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (c)	980,000	1,021,650
Frontier Oil Corp.:
6.875% 11/15/18	880,000	939,400
8.5% 9/15/16	1,990,000	2,134,275
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (c)	1,325,000	1,351,500
7% 10/1/18	1,590,000	1,613,850
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	2,835,000	2,920,050
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (c)	1,085,000	1,079,575
7.75% 2/1/21 (c)	1,660,000	1,767,900
8.625% 4/15/20	2,100,000	2,325,750
Offshore Group Investment Ltd.:
11.5% 8/1/15	2,610,000	2,877,525
11.5% 8/1/15 (c)	385,000	424,463
Oil States International, Inc. 6.5% 6/1/19 (c)	855,000	876,375
Pan American Energy LLC 7.875% 5/7/21 (c)	2,730,000	2,941,575
Petrohawk Energy Corp.:
6.25% 6/1/19 (c)	2,205,000	2,541,263
7.25% 8/15/18	3,845,000	4,469,813
7.875% 6/1/15	985,000	1,066,263
10.5% 8/1/14	1,845,000	2,098,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Pioneer Natural Resources Co.:
6.65% 3/15/17	$ 2,715,000	$ 2,972,925
7.5% 1/15/20	1,610,000	1,843,450
Plains Exploration & Production Co.:
7% 3/15/17	1,315,000	1,367,600
7.625% 6/1/18	965,000	1,037,375
Precision Drilling Corp.:
6.5% 12/15/21 (c)	200,000	204,000
6.625% 11/15/20	1,760,000	1,821,600
Quicksilver Resources, Inc.:
7.125% 4/1/16	4,635,000	4,658,175
11.75% 1/1/16	1,520,000	1,755,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (c)	615,000	622,688
7.875% 10/15/18 (c)	1,830,000	1,912,350
Venoco, Inc. 8.875% 2/15/19	1,585,000	1,640,475
		90,366,164
Food & Drug Retail - 1.1%
Albertsons, Inc.:
7.45% 8/1/29	425,000	352,750
8% 5/1/31	325,000	280,313
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (c)	3,380,000	3,447,600
Rite Aid Corp.:
9.375% 12/15/15	940,000	897,700
9.5% 6/15/17	1,880,000	1,739,000
SUPERVALU, Inc. 8% 5/1/16	560,000	585,200
Tops Markets LLC 10.125% 10/15/15	1,955,000	2,074,744
		9,377,307
Food/Beverage/Tobacco - 0.3%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	945,000	980,438
US Foodservice, Inc. 8.5% 6/30/19 (c)	1,690,000	1,677,325
		2,657,763
Gaming - 3.7%
Ameristar Casinos, Inc. 7.5% 4/15/21 (c)	1,655,000	1,721,200
Chukchansi Economic Development Authority:
3.917% 11/15/12 (c)(d)	360,000	291,600
8% 11/15/13 (c)	935,000	759,688
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (c)	3,700,000	3,857,250
11.5% 1/15/17 pay-in-kind (c)(d)	4,370,115	4,649,499
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
MGM Mirage, Inc.:
6.625% 7/15/15	$ 3,615,000	$ 3,497,513
6.75% 9/1/12	695,000	707,163
6.75% 4/1/13	820,000	829,266
7.5% 6/1/16	935,000	916,300
7.625% 1/15/17	3,830,000	3,753,400
10% 11/1/16 (c)	2,900,000	3,139,250
11.375% 3/1/18	1,330,000	1,526,175
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (c)(d)	1,875,000	1,800,000
Scientific Games Corp. 7.875% 6/15/16 (c)	1,005,000	1,051,431
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	2,960,000	3,274,500
		31,774,235
Healthcare - 6.8%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (c)	2,940,000	2,940,000
Community Health Systems, Inc. 8.875% 7/15/15	3,840,000	3,964,800
DaVita, Inc.:
6.375% 11/1/18	2,105,000	2,139,312
6.625% 11/1/20	890,000	907,800
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (c)	950,000	966,625
10.875% 11/15/14	2,730,000	2,924,649
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (c)	1,030,000	1,078,925
7.25% 1/15/22 (c)	1,030,000	1,084,075
Giant Funding Corp. 8.25% 2/1/18 (c)	1,090,000	1,155,400
HCA Holdings, Inc. 7.75% 5/15/21 (c)	2,300,000	2,328,750
HCA, Inc.:
6.5% 2/15/20	3,175,000	3,226,435
8.5% 4/15/19	2,530,000	2,779,838
9.25% 11/15/16	2,600,000	2,775,500
9.625% 11/15/16 pay-in-kind (d)	1,813,000	1,939,910
9.875% 2/15/17	616,000	691,460
HealthSouth Corp. 7.25% 10/1/18	1,470,000	1,528,800
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (c)	4,795,000	4,693,346
Mylan, Inc.:
6% 11/15/18 (c)	970,000	989,400
7.625% 7/15/17 (c)	2,055,000	2,219,400
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,100,000	1,119,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
7% 1/15/16	$ 2,895,000	$ 2,996,325
7.5% 2/15/20	1,190,000	1,267,350
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,994,433
Tenet Healthcare Corp. 8% 8/1/20	945,000	963,900
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	2,550,000	2,499,000
6.75% 8/15/21 (c)	920,000	869,400
6.875% 12/1/18 (c)	3,290,000	3,207,750
7% 10/1/20 (c)	265,000	258,375
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18	3,310,000	3,392,750
		58,902,958
Homebuilders/Real Estate - 2.8%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,470,000	1,503,075
KB Home 7.25% 6/15/18	2,955,000	2,674,275
Lennar Corp.:
5.6% 5/31/15	390,000	386,100
6.95% 6/1/18	960,000	940,800
12.25% 6/1/17	2,765,000	3,394,038
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (c)	1,780,000	1,739,950
Realogy Corp. 7.875% 2/15/19 (c)	3,100,000	3,053,500
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,450,000	2,486,750
Standard Pacific Corp.:
8.375% 5/15/18	4,635,000	4,646,588
8.375% 1/15/21	1,725,000	1,712,063
10.75% 9/15/16	1,650,000	1,881,000
		24,418,139
Hotels - 1.0%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (c)	2,420,000	2,365,550
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (c)	1,475,000	1,504,500
6% 11/1/20	2,790,000	2,845,800
9% 5/15/17	1,415,000	1,591,875
		8,307,725
Leisure - 1.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,130,000	3,317,800
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,280,000	1,395,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
NCL Corp. Ltd. 9.5% 11/15/18 (c)	$ 1,295,000	$ 1,421,263
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	1,011,750
yankee:
7.25% 6/15/16	3,345,000	3,604,238
7.5% 10/15/27	1,605,000	1,617,038
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	845,000	959,075
		13,326,364
Metals/Mining - 1.9%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,475,000	1,511,875
6.25% 6/1/21	1,000,000	1,025,000
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	1,460,000	1,500,150
CONSOL Energy, Inc.:
8% 4/1/17	1,810,000	1,988,828
8.25% 4/1/20	505,000	559,944
Drummond Co., Inc. 9% 10/15/14 (c)	565,000	594,663
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	230,000	233,726
6.875% 2/1/18 (c)	690,000	715,875
7% 11/1/15 (c)	4,600,000	4,778,020
Vedanta Resources PLC:
6.75% 6/7/16 (c)	2,210,000	2,243,150
8.25% 6/7/21 (c)	1,015,000	1,047,988
		16,199,219
Paper - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (c)	935,000	1,028,500
Publishing/Printing - 0.4%
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (c)	1,105,000	1,091,188
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	2,515,000	2,584,163
		3,675,351
Services - 3.2%
ARAMARK Corp.:
3.7733% 2/1/15 (d)	3,755,000	3,689,288
8.5% 2/1/15	2,260,000	2,344,750
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (c)(d)	1,075,000	1,101,875
Audatex North America, Inc. 6.75% 6/15/18 (c)	955,000	983,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	$ 1,164,000	$ 1,187,280
7.75% 5/15/16	1,405,000	1,434,786
FTI Consulting, Inc. 6.75% 10/1/20	2,165,000	2,229,950
Hertz Corp.:
6.75% 4/15/19 (c)	2,215,000	2,203,925
7.5% 10/15/18 (c)	6,165,000	6,365,363
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	4,605,000	4,789,200
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)	1,470,000	1,521,450
		27,851,517
Shipping - 1.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17	600,000	570,000
8.625% 11/1/17 (c)	660,000	627,000
Navios Maritime Holdings, Inc. 8.875% 11/1/17	1,580,000	1,564,200
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	206,700
8.125% 3/30/18	1,980,000	1,950,300
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	4,024,963
Swift Services Holdings, Inc. 10% 11/15/18	3,180,000	3,458,250
		12,401,413
Specialty Retailing - 0.3%
Sears Holdings Corp. 6.625% 10/15/18 (c)	2,835,000	2,608,200
Steel - 1.7%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	3,440,000	3,457,200
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	2,395,000	2,484,813
Severstal Columbus LLC 10.25% 2/15/18	3,490,000	3,865,175
Steel Dynamics, Inc. 6.75% 4/1/15	3,780,000	3,869,964
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,190,680
		14,867,832
Super Retail - 1.9%
AutoNation, Inc. 6.75% 4/15/18	3,045,000	3,242,925
Gap, Inc. 5.95% 4/12/21	1,250,000	1,233,786
J. Crew Group, Inc. 8.125% 3/1/19 (c)	1,115,000	1,078,763
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	3,375,000	3,628,125
QVC, Inc. 7.125% 4/15/17 (c)	1,015,000	1,087,268
RadioShack Corp. 6.75% 5/15/19 (c)	2,185,000	2,108,525
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	$ 3,285,000	$ 3,514,950
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,005,000	1,025,100
		16,919,442
Technology - 6.4%
Advanced Micro Devices, Inc. 7.75% 8/1/20	1,700,000	1,785,000
Amkor Technology, Inc.:
6.625% 6/1/21 (c)	1,685,000	1,663,938
7.375% 5/1/18	1,955,000	2,018,538
Avaya, Inc.:
9.75% 11/1/15	1,705,000	1,739,100
10.125% 11/1/15 pay-in-kind (d)	1,690,000	1,732,250
CDW Escrow Corp. 8.5% 4/1/19 (c)	2,850,000	2,807,250
CDW LLC/CDW Finance Corp. 8% 12/15/18 (c)	2,085,000	2,194,463
Ceridian Corp.:
11.25% 11/15/15	1,315,000	1,331,438
12.25% 11/15/15 pay-in-kind (d)	945,000	973,350
CommScope, Inc. 8.25% 1/15/19 (c)	1,180,000	1,243,366
Fidelity National Information Services, Inc.:
7.625% 7/15/17	650,000	689,000
7.875% 7/15/20	865,000	919,063
First Data Corp.:
9.875% 9/24/15	1,400,000	1,414,000
11.25% 3/31/16	3,135,000	3,087,975
Freescale Semiconductor, Inc.:
8.05% 2/1/20 (c)	4,535,000	4,557,675
9.25% 4/15/18 (c)	1,870,000	2,047,650
10.125% 3/15/18 (c)	2,527,000	2,814,320
Lucent Technologies, Inc.:
6.45% 3/15/29	5,205,000	4,697,513
6.5% 1/15/28	1,065,000	958,500
Sanmina-SCI Corp. 7% 5/15/19 (c)	4,240,000	4,134,000
Seagate HDD Cayman:
6.875% 5/1/20 (c)	795,000	798,975
7% 11/1/21 (c)	940,000	949,400
Seagate Technology HDD Holdings 6.8% 10/1/16	1,555,000	1,640,525
Sensata Technologies BV 6.5% 5/15/19 (c)	2,360,000	2,371,800
Spansion LLC 7.875% 11/15/17 (c)	3,065,000	3,156,950
SunGard Data Systems, Inc.:
7.375% 11/15/18	1,005,000	1,025,100
10.25% 8/15/15	3,020,000	3,118,150
		55,869,289
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - 9.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	$ 3,710,000	$ 3,774,925
Cleveland Unlimited, Inc. 14.5% 12/01/10 (b)(c)(d)	865,000	605,500
Digicel Group Ltd.:
8.25% 9/1/17 (c)	3,135,000	3,252,563
8.875% 1/15/15 (c)	3,935,000	3,994,025
9.125% 1/15/15 pay-in-kind (c)(d)	2,020,000	2,050,300
EH Holding Corp. 6.5% 6/15/19 (c)	2,070,000	2,129,513
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,156,000
Frontier Communications Corp.:
7.875% 4/15/15	2,440,000	2,641,300
8.125% 10/1/18	2,675,000	2,955,875
8.25% 4/15/17	750,000	826,875
Global Crossing Ltd.:
9% 11/15/19 (c)	1,730,000	2,110,600
12% 9/15/15	1,940,000	2,250,400
Intelsat Jackson Holdings SA 7.5% 4/1/21 (c)	1,370,000	1,390,550
Intelsat Ltd. 11.25% 6/15/16	745,000	789,700
Intelsat Luxembourg SA:
11.25% 2/4/17	2,150,000	2,300,500
11.5% 2/4/17 pay-in-kind (d)	6,039,248	6,507,290
12.5% 2/4/17 pay-in-kind (c)(d)	1,900,000	2,028,250
MetroPCS Wireless, Inc. 7.875% 9/1/18	1,650,000	1,757,250
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,477,063
6.875% 10/31/13	3,580,000	3,595,663
7.375% 8/1/15	4,635,000	4,635,000
NII Capital Corp.:
8.875% 12/15/19	705,000	777,263
10% 8/15/16	890,000	1,025,725
Qwest Communications International, Inc.:
7.125% 4/1/18	1,155,000	1,235,850
8% 10/1/15	1,860,000	2,022,750
Sprint Nextel Corp. 6% 12/1/16	3,297,000	3,297,000
U.S. West Communications 7.5% 6/15/23	2,780,000	2,780,000
VimpelCom Holdings BV:
6.2546% 3/1/17 (c)	1,400,000	1,405,250
7.5043% 3/1/22 (c)	2,845,000	2,846,423
Wind Acquisition Finance SA:
7.25% 2/15/18 (c)	1,085,000	1,082,288
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Wind Acquisition Finance SA: - continued
11.75% 7/15/17 (c)	$ 3,060,000	$ 3,396,600
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	3,324,543	3,672,535
		80,770,826
TOTAL NONCONVERTIBLE BONDS (Cost $708,822,646)		750,731,018
Preferred Stocks - 0.7%
	Shares
Convertible Preferred Stocks - 0.4%
Automotive - 0.3%
General Motors Co. 4.75%	58,000	2,680,180
Electric Utilities - 0.1%
AES Trust III 6.75%	23,000	1,111,590
TOTAL CONVERTIBLE PREFERRED STOCKS		3,791,770
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (c)	2,570	2,300,150
TOTAL PREFERRED STOCKS (Cost $6,267,793)		6,091,920
Floating Rate Loans - 9.4%
	Principal Amount
Air Transportation - 0.7%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (d)	$ 2,825,000	2,817,938
US Airways Group, Inc. term loan 2.6873% 3/23/14 (d)	3,800,947	3,430,355
		6,248,293
Automotive - 0.7%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	2,305,000	2,235,850
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Federal-Mogul Corp.:
Tranche B, term loan 2.1275% 12/27/14 (d)	$ 2,573,676	$ 2,444,992
Tranche C, term loan 2.1275% 12/27/15 (d)	1,549,173	1,463,969
		6,144,811
Broadcasting - 0.9%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (d)	225,000	224,438
Clear Channel Capital I LLC Tranche B, term loan 3.8373% 1/29/16 (d)	4,846,038	4,010,096
Univision Communications, Inc. term loan 4.4373% 3/31/17 (d)	3,597,117	3,399,276
		7,633,810
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (d)	2,279,288	2,276,438
Capital Goods - 0.5%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (d)	2,725,000	2,728,406
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (d)	320,000	320,000
Tranche B 1LN, term loan 4.7665% 6/7/18 (d)	985,000	983,769
		4,032,175
Chemicals - 0.3%
Ashland, Inc. Tranche B, term loan 3.75% 7/12/18 (d)	2,455,000	2,455,000
OM Group, Inc. Tranche B, term loan 5.75% 7/20/17 (d)	305,000	304,238
		2,759,238
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (d)	2,069,600	2,056,665
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	1,114,359	1,114,359
Tranche 2LN, term loan 10% 9/2/16 (d)	1,480,000	1,489,250
		2,603,609
Diversified Financial Services - 0.2%
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (d)	1,431,413	1,431,413
Electric Utilities - 0.1%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (d)	448,875	447,753
Floating Rate Loans - continued
	Principal Amount	Value
Energy - 0.4%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (d)	$ 3,773,777	$ 3,759,814
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (d)	1,421,438	1,398,339
Gaming - 0.8%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (d)	932,663	932,663
Harrah's Entertainment, Inc. Tranche B1, term loan 3.253% 1/28/15 (d)	2,860,000	2,584,868
Las Vegas Sands LLC:
Tranche B, term loan 2.72% 11/23/16 (d)	1,498,240	1,451,420
Tranche I, term loan 2.72% 11/23/16 (d)	306,922	297,331
MGM Mirage, Inc. Tranche B, term loan 2/21/14 (d)	1,705,000	1,668,854
		6,935,136
Healthcare - 0.7%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (d)	2,189,513	2,173,091
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (d)	795,000	795,994
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (d)	3,185,000	3,165,094
		6,134,179
Leisure - 0.1%
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (d)	1,215,000	1,218,038
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	780,000	817,050
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (d)	1,915,200	1,848,168
Shipping - 0.1%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (d)	594,313	596,571
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	1,471,313	1,478,669
Super Retail - 0.3%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (d)	294,263	281,756
Floating Rate Loans - continued
	Principal Amount	Value
Super Retail - continued
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (d)	$ 2,275,000	$ 2,235,188
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (d)	331,650	331,235
		2,848,179
Technology - 0.7%
Avaya, Inc. Tranche B 3LN, term loan 4.755% 10/26/17 (d)	2,353,845	2,277,345
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (d)	219,450	220,273
First Data Corp.:
term loan 4.1873% 3/24/18 (d)	3,868,317	3,568,523
Tranche B1, term loan 2.9373% 9/24/14 (d)	411,667	383,880
		6,450,021
Telecommunications - 1.4%
Asurion LLC:
term loan 9% 5/24/19 (d)	1,955,000	1,964,775
Tranche B, term loan 5.5% 5/24/18 (d)	1,955,000	1,933,104
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (d)	1,955,000	1,747,281
Intelsat Jackson Holdings SA term loan 3.2461% 2/1/14 (d)	1,335,000	1,273,256
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 3.9375% 3/17/18 (d)	3,279,773	3,279,773
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (d)	2,054,850	2,054,850
		12,253,039
TOTAL FLOATING RATE LOANS (Cost $80,358,146)		81,371,408
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $27,749,442)	27,749,442	27,749,442
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,575,000)	$ 2,575,034	$ 2,575,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $825,773,027)		868,518,788
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,140,309)
NET ASSETS - 100%		$ 867,378,479
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $321,572,672 or 37.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,575,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 1,352,783
Barclays Capital, Inc.	719,566
Merrill Lynch, Pierce, Fenner & Smith, Inc.	502,651
$ 2,575,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,383
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,680,180	$ 2,680,180	$ -	$ -
Financials	2,300,150	-	2,300,150	-
Utilities	1,111,590	1,111,590	-	-
Corporate Bonds	750,731,018	-	750,125,518	605,500
Floating Rate Loans	81,371,408	-	81,371,408	-
Money Market Funds	27,749,442	27,749,442	-	-
Cash Equivalents	2,575,000	-	2,575,000	-
Total Investments in Securities:	$ 868,518,788	$ 31,541,212	$ 836,372,076	$ 605,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(250,850)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	856,350
Transfers out of Level 3	-
Ending Balance	$ 605,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (250,850)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $820,286,656. Net unrealized appreciation aggregated $48,232,132, of which $52,569,200 related to appreciated investment securities and $4,337,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804833.107

FAV-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.5%
Autoliv, Inc.	5,629	$ 372,415
Diversified Consumer Services - 0.5%
DeVry, Inc.	767	47,661
Grand Canyon Education, Inc. (a)	11,718	180,340
Service Corp. International	10,688	111,903
		339,904
Hotels, Restaurants & Leisure - 1.8%
Accor SA	2,163	95,630
Brinker International, Inc.	4,524	108,666
Carnival Corp. unit	2,900	96,570
Penn National Gaming, Inc. (a)	5,690	238,582
Sonic Corp. (a)	21,910	234,437
Wyndham Worldwide Corp.	12,892	445,934
		1,219,819
Household Durables - 1.3%
Ethan Allen Interiors, Inc. (d)	7,844	144,330
Garmin Ltd.	4,800	156,624
Jarden Corp.	19,000	588,810
		889,764
Leisure Equipment & Products - 1.0%
Brunswick Corp.	19,641	428,763
Eastman Kodak Co. (a)(d)	34,172	82,013
Hasbro, Inc.	4,359	172,442
		683,218
Media - 1.0%
Aegis Group PLC	93,459	237,805
Kabel Deutschland Holding AG (a)	1,300	73,343
Valassis Communications, Inc. (a)	5,790	155,172
Virgin Media, Inc.	6,790	179,663
		645,983
Multiline Retail - 0.9%
Big Lots, Inc. (a)	2,577	89,757
Kohl's Corp.	2,364	129,334
Macy's, Inc.	9,620	277,729
PPR SA	600	111,212
		608,032
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	1,411	77,563
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Aeropostale, Inc. (a)	7,967	$ 134,244
Ascena Retail Group, Inc. (a)	4,700	151,904
Best Buy Co., Inc.	16,368	451,757
Chico's FAS, Inc.	15,527	234,302
Collective Brands, Inc. (a)(d)	14,157	166,769
DSW, Inc. Class A (a)	1,536	81,377
Lowe's Companies, Inc.	15,525	335,030
OfficeMax, Inc. (a)	42,393	300,142
Sally Beauty Holdings, Inc. (a)	8,935	153,682
		2,086,770
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	1,100	81,856
Warnaco Group, Inc. (a)	2,836	151,159
		233,015
TOTAL CONSUMER DISCRETIONARY		7,078,920
CONSUMER STAPLES - 5.4%
Beverages - 1.6%
Coca-Cola Enterprises, Inc.	6,037	169,700
Dr Pepper Snapple Group, Inc.	6,692	252,690
Molson Coors Brewing Co. Class B	4,790	215,790
PepsiCo, Inc.	6,447	412,866
Treasury Wine Estates Ltd. (a)	13,136	49,646
		1,100,692
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	2,336	105,120
CVS Caremark Corp.	10,380	377,313
Kroger Co.	4,366	108,582
Walgreen Co.	2,876	112,279
		703,294
Food Products - 2.1%
Archer Daniels Midland Co.	4,536	137,804
Bunge Ltd.	4,706	323,820
ConAgra Foods, Inc.	7,660	196,173
Danone	2,200	157,421
Dean Foods Co. (a)	17,682	194,856
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Sara Lee Corp.	11,732	$ 224,199
The J.M. Smucker Co.	2,839	221,215
		1,455,488
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	3,649	97,428
Tobacco - 0.5%
Lorillard, Inc.	3,289	349,358
TOTAL CONSUMER STAPLES		3,706,260
ENERGY - 7.6%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	7,442	575,862
Cameron International Corp. (a)	2,940	164,464
Exterran Holdings, Inc. (a)	3,700	68,376
Halliburton Co.	6,600	361,218
Patterson-UTI Energy, Inc.	8,300	269,999
Rowan Companies, Inc. (a)	7,388	289,388
Transocean Ltd. (United States)	3,386	208,442
		1,937,749
Oil, Gas & Consumable Fuels - 4.8%
Apache Corp.	2,500	309,300
Cimarex Energy Co.	2,970	261,716
Cloud Peak Energy, Inc. (a)	10,086	224,918
El Paso Corp.	9,397	193,108
Enbridge Energy Partners LP	5,088	150,096
HollyFrontier Corp.	1,600	120,624
Nexen, Inc.	10,900	254,303
Noble Energy, Inc.	2,000	199,360
Talisman Energy, Inc.	21,800	397,027
Whiting Petroleum Corp. (a)	8,724	511,226
Williams Companies, Inc.	16,118	510,941
World Fuel Services Corp.	3,960	149,015
		3,281,634
TOTAL ENERGY		5,219,383
FINANCIALS - 28.8%
Capital Markets - 3.3%
Bank of New York Mellon Corp.	9,219	231,489
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	19,200	$ 425,856
Knight Capital Group, Inc. Class A (a)	11,300	127,803
Morgan Stanley	17,171	382,055
State Street Corp.	17,060	707,478
TD Ameritrade Holding Corp.	19,752	362,647
		2,237,328
Commercial Banks - 6.1%
Bank of Ireland (e)	292,750	39,750
CIT Group, Inc. (a)	13,495	536,291
Comerica, Inc.	5,861	187,728
Heritage Financial Corp., Washington	1,199	15,623
Itau Unibanco Banco Multiplo SA sponsored ADR	22,900	466,473
PNC Financial Services Group, Inc.	3,950	214,446
Regions Financial Corp.	25,175	153,316
TCF Financial Corp.	12,297	156,418
U.S. Bancorp	49,133	1,280,406
Wells Fargo & Co.	39,532	1,104,524
		4,154,975
Consumer Finance - 0.7%
SLM Corp.	30,900	481,731
Diversified Financial Services - 1.3%
CME Group, Inc.	700	202,433
JPMorgan Chase & Co.	16,593	671,187
		873,620
Insurance - 9.6%
AEGON NV (a)	56,756	324,789
AFLAC, Inc.	11,498	529,598
Allstate Corp.	3,107	86,126
Alterra Capital Holdings Ltd.	1,200	26,148
Aon Corp.	1,977	95,133
Assurant, Inc.	5,600	199,472
Berkshire Hathaway, Inc. Class B (a)	12,866	954,271
Everest Re Group Ltd.	2,592	212,855
Fairfax Financial Holdings Ltd. (sub. vtg.)	800	314,842
First American Financial Corp.	24,317	388,829
Genworth Financial, Inc. Class A (a)	15,275	127,088
Hanover Insurance Group, Inc.	844	30,561
Hartford Financial Services Group, Inc.	9,974	233,591
Hilltop Holdings, Inc. (a)	1,881	16,459
Jardine Lloyd Thompson Group PLC	19,871	209,911
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	4,016	$ 106,424
MetLife, Inc.	19,636	809,200
Montpelier Re Holdings Ltd.	1,451	25,044
National Financial Partners Corp. (a)	10,817	122,557
Progressive Corp.	4,800	94,464
Prudential Financial, Inc.	6,878	403,601
Reinsurance Group of America, Inc.	4,582	266,718
StanCorp Financial Group, Inc.	6,131	203,917
Torchmark Corp.	6,249	252,397
Unum Group	11,181	272,705
XL Group PLC Class A	12,996	266,678
		6,573,378
Real Estate Investment Trusts - 4.8%
Alexandria Real Estate Equities, Inc.	696	57,072
Corporate Office Properties Trust (SBI)	844	26,223
Douglas Emmett, Inc.	12,500	250,000
Post Properties, Inc.	6,054	256,690
Prologis, Inc.	15,835	564,201
Public Storage	2,347	280,772
SL Green Realty Corp.	7,681	629,996
The Macerich Co.	3,800	201,894
Ventas, Inc.	7,608	411,821
Vornado Realty Trust	1,178	110,202
Weyerhaeuser Co.	25,818	516,102
		3,304,973
Real Estate Management & Development - 2.6%
BR Malls Participacoes SA	15,400	179,296
CB Richard Ellis Group, Inc. Class A (a)	9,430	205,574
Forest City Enterprises, Inc. Class A (a)	29,786	536,446
Forestar Group, Inc. (a)	12,197	198,811
Kennedy-Wilson Holdings, Inc.	6,924	83,365
Kennedy-Wilson Holdings, Inc. (e)	32,086	347,684
Wharf Holdings Ltd.	26,000	191,319
		1,742,495
Thrifts & Mortgage Finance - 0.4%
People's United Financial, Inc.	19,318	244,952
TOTAL FINANCIALS		19,613,452
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.2%
Biotechnology - 0.4%
Amgen, Inc.	4,400	$ 240,680
Health Care Equipment & Supplies - 1.4%
Alere, Inc. (a)	1,700	50,133
Boston Scientific Corp. (a)	17,639	126,295
CareFusion Corp. (a)	4,910	129,575
Covidien PLC	3,200	162,528
Hologic, Inc. (a)	7,900	146,703
The Cooper Companies, Inc.	1,206	92,247
Zimmer Holdings, Inc. (a)	4,443	266,669
		974,150
Health Care Providers & Services - 3.4%
Brookdale Senior Living, Inc. (a)	9,499	203,184
Cardinal Health, Inc.	1,630	71,329
CIGNA Corp.	7,320	364,316
Community Health Systems, Inc. (a)	11,080	286,307
DaVita, Inc. (a)	2,037	170,171
HCA Holdings, Inc.	2,670	71,236
Health Net, Inc. (a)	3,780	106,294
HealthSouth Corp. (a)	2,692	65,685
Lincare Holdings, Inc.	6,426	164,441
McKesson Corp.	2,296	186,252
Medco Health Solutions, Inc. (a)	1,900	119,472
MEDNAX, Inc. (a)	2,312	157,586
Quest Diagnostics, Inc.	3,999	215,986
Universal American Spin Corp. (a)	4,448	42,300
Universal Health Services, Inc. Class B	1,357	67,361
		2,291,920
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	2,540	46,101
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.	4,590	112,271
QIAGEN NV (a)	1,400	23,716
Thermo Fisher Scientific, Inc. (a)	1,140	68,503
		204,490
Pharmaceuticals - 0.6%
AVANIR Pharmaceuticals Class A (a)(d)	30,742	115,283
Cadence Pharmaceuticals, Inc. (a)(d)	11,889	102,840
Forest Laboratories, Inc. (a)	1,810	67,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,464	$ 68,281
XenoPort, Inc. (a)	12,600	89,334
		442,817
TOTAL HEALTH CARE		4,200,158
INDUSTRIALS - 12.5%
Aerospace & Defense - 2.2%
AerCap Holdings NV (a)	11,231	138,366
DigitalGlobe, Inc. (a)	8,350	218,102
Esterline Technologies Corp. (a)	1,850	141,285
Lockheed Martin Corp.	1,055	79,895
Meggitt PLC	71,841	457,938
Raytheon Co.	3,389	151,590
Textron, Inc.	8,665	200,421
Ultra Electronics Holdings PLC	3,800	98,125
		1,485,722
Airlines - 0.2%
Pinnacle Airlines Corp. (a)	19,113	76,261
SkyWest, Inc.	6,355	81,725
		157,986
Building Products - 1.6%
A.O. Smith Corp.	2,600	107,822
Armstrong World Industries, Inc.	3,602	142,279
Lennox International, Inc.	4,095	151,433
Owens Corning (a)	19,165	681,891
		1,083,425
Commercial Services & Supplies - 1.7%
Intrum Justitia AB	6,671	103,640
Quad/Graphics, Inc.	2,483	83,578
Republic Services, Inc.	25,853	750,513
Sykes Enterprises, Inc. (a)	4,073	78,609
The Geo Group, Inc. (a)	7,515	156,312
		1,172,652
Construction & Engineering - 0.7%
Foster Wheeler AG (a)	18,765	508,532
Electrical Equipment - 1.2%
Alstom SA	2,477	130,814
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	11,583	$ 223,089
Prysmian SpA	23,166	429,723
		783,626
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	2,600	112,398
Koninklijke Philips Electronics NV	3,300	81,961
		194,359
Machinery - 2.5%
Charter International PLC	10,657	139,956
Fiat Industrial SpA (a)	8,500	112,423
Ingersoll-Rand Co. Ltd.	10,756	402,490
Navistar International Corp. (a)	7,607	390,315
Stanley Black & Decker, Inc.	7,654	503,404
Vallourec SA	1,416	144,699
		1,693,287
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	10,700	49,755
Professional Services - 0.6%
Towers Watson & Co.	6,824	417,288
Road & Rail - 1.4%
Contrans Group, Inc. Class A	15,800	140,569
Quality Distribution, Inc. (a)	13,317	153,146
Union Pacific Corp.	5,465	560,053
Vitran Corp., Inc. (a)	10,967	112,960
		966,728
TOTAL INDUSTRIALS		8,513,360
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.9%
Cisco Systems, Inc.	16,846	269,031
Comverse Technology, Inc. (a)	21,000	157,500
Motorola Solutions, Inc.	4,500	202,005
		628,536
Computers & Peripherals - 1.2%
Gemalto NV	4,634	221,291
Hewlett-Packard Co.	14,758	518,891
Western Digital Corp. (a)	2,300	79,258
		819,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.3%
Arrow Electronics, Inc. (a)	5,918	$ 205,651
Avnet, Inc. (a)	7,791	228,276
Corning, Inc.	14,464	230,122
Flextronics International Ltd. (a)	33,449	215,746
Ingram Micro, Inc. Class A (a)	7,898	146,508
Jabil Circuit, Inc.	18,016	329,873
TE Connectivity Ltd.	5,439	187,265
		1,543,441
Internet Software & Services - 0.7%
eBay, Inc. (a)	5,746	188,182
Google, Inc. Class A (a)	349	210,688
Yahoo!, Inc. (a)	5,303	69,469
		468,339
IT Services - 1.7%
Acxiom Corp. (a)	8,629	118,562
Amdocs Ltd. (a)	3,459	109,062
Atos Origin SA	2,599	143,549
Computer Sciences Corp.	2,012	70,983
Fiserv, Inc. (a)	4,565	275,543
MasterCard, Inc. Class A	1,300	394,225
Unisys Corp. (a)	3,145	65,322
		1,177,246
Office Electronics - 0.2%
Xerox Corp.	15,776	147,190
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	14,964	109,836
ASML Holding NV	3,375	120,319
Freescale Semiconductor Holdings I Ltd.	13,600	222,088
Intersil Corp. Class A	20,434	246,230
Marvell Technology Group Ltd. (a)	38,204	566,183
Micron Technology, Inc. (a)	26,374	194,376
NXP Semiconductors NV	3,500	69,230
ON Semiconductor Corp. (a)	11,079	96,277
PMC-Sierra, Inc. (a)	16,189	113,161
		1,737,700
Software - 0.5%
BMC Software, Inc. (a)	1,150	49,703
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CA, Inc.	9,754	$ 217,514
Micro Focus International PLC	14,500	69,029
		336,246
TOTAL INFORMATION TECHNOLOGY		6,858,138
MATERIALS - 5.5%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	2,883	255,809
Ashland, Inc.	8,588	525,929
Celanese Corp. Class A	6,517	359,282
Cytec Industries, Inc.	3,440	192,640
Innophos Holdings, Inc.	2,465	118,813
Lanxess AG	1,628	131,369
Olin Corp.	6,876	143,777
Solutia, Inc. (a)	14,769	316,647
W.R. Grace & Co. (a)	5,103	257,395
		2,301,661
Construction Materials - 0.3%
HeidelbergCement AG	1,584	87,511
James Hardie Industries NV CDI (a)	16,180	101,857
		189,368
Containers & Packaging - 1.0%
Ball Corp.	7,322	284,094
Owens-Illinois, Inc. (a)	6,148	142,449
Silgan Holdings, Inc.	3,499	135,691
Sonoco Products Co.	4,400	141,020
		703,254
Metals & Mining - 0.8%
Compass Minerals International, Inc.	2,078	163,622
Reliance Steel & Aluminum Co.	4,307	202,472
Walter Energy, Inc.	1,529	187,410
		553,504
TOTAL MATERIALS		3,747,787
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	2,239	83,089
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. New (a)	4,410	$ 15,259
Frontier Communications Corp.	7,950	59,546
		157,894
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	8,000	420,240
NII Holdings, Inc. (a)	6,208	262,909
Sprint Nextel Corp. (a)	12,196	51,589
		734,738
TOTAL TELECOMMUNICATION SERVICES		892,632
UTILITIES - 10.8%
Electric Utilities - 3.3%
Edison International	25,570	973,450
El Paso Electric Co.	4,400	147,180
Korea Electric Power Corp. (a)	5,640	137,075
NextEra Energy, Inc.	6,207	342,937
Osterreichische Elektrizitatswirtschafts AG	3,900	159,538
PPL Corp.	16,321	455,356
		2,215,536
Gas Utilities - 1.1%
China Gas Holdings Ltd.	280,000	105,263
National Fuel Gas Co.	3,504	253,620
ONEOK, Inc.	5,186	377,489
		736,372
Independent Power Producers & Energy Traders - 2.1%
Calpine Corp. (a)	36,102	586,658
Constellation Energy Group, Inc.	3,680	142,894
The AES Corp. (a)	59,410	731,337
		1,460,889
Multi-Utilities - 4.3%
CenterPoint Energy, Inc.	18,680	365,754
National Grid PLC	95,842	937,842
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	6,415	$ 321,007
Sempra Energy	26,450	1,340,744
		2,965,347
TOTAL UTILITIES		7,378,144
TOTAL COMMON STOCKS (Cost $69,134,820)		67,208,234
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $78,105)	400	80,147
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% 9/15/11 (Cost $49,997)	$ 50,000	49,995
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	1,267,978	1,267,978
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	453,869	453,869
TOTAL MONEY MARKET FUNDS (Cost $1,721,847)		1,721,847
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $70,984,769)		69,060,223
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(879,384)
NET ASSETS - 100%		$ 68,180,839
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $387,434 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Bank of Ireland	7/29/11	$ 41,643
Kennedy-Wilson Holdings, Inc.	6/29/11	$ 343,320
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,629
Fidelity Securities Lending Cash Central Fund	11,638
Total	$ 13,267
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,159,067	$ 7,159,067	$ -	$ -
Consumer Staples	3,706,260	3,706,260	-	-
Energy	5,219,383	5,219,383	-	-
Financials	19,613,452	18,901,229	672,473	39,750
Health Care	4,200,158	4,200,158	-	-
Industrials	8,513,360	8,431,399	81,961	-
Information Technology	6,858,138	6,858,138	-	-
Materials	3,747,787	3,747,787	-	-
Telecommunication Services	892,632	892,632	-	-
Utilities	7,378,144	6,303,227	1,074,917	-
U.S. Government and Government Agency Obligations	49,995	-	49,995	-
Money Market Funds	1,721,847	1,721,847	-	-
Total Investments in Securities:	$ 69,060,223	$ 67,141,127	$ 1,879,346	$ 39,750
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,893)
Cost of Purchases	41,643
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 39,750
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (1,893)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $71,534,692. Net unrealized depreciation aggregated $2,474,469, of which $4,395,855 related to appreciated investment securities and $6,870,324 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011